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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823

                          Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2007 through February 29, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     GLOBAL
                                  SELECT EQUITY
                                      FUND

                                      GLOSX
                                  Ticker Symbol


                                   Semiannual

                                     Report

                                     2/29/08




                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                          2

Portfolio Management Discussion                                4

Portfolio Summary                                              8

Prices and Distributions                                       9

Performance Update                                            10

Comparing Ongoing Fund Expenses                               13

Schedule of Investments                                       15

Financial Statements                                          21

Notes to Financial Statements                                 28

Approval of Investment Advisory Agreement                     35

Trustees, Officers and Service Providers                      39

                                                                     President's


Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing U.S. economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets by over $100 billion. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining. For the six months ending February 29, 2008, the Dow Jones Industrial Average fell 7%, the Standard & Poor's 500 Index declined 9% and the NASDAQ Composite Index fell 13%. The MSCI EAFE Developed Market Index of international stock markets fell 5% during that period. Only the MSCI Emerging Markets Index posted a positive return over the six-month period, rising 18%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 6% over the six months ending February 29, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1% over the same six-month period as its higher coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Letter


Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a worsening of the liquidity/credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,


/s/ Daniel K. Kingsbury
-----------------------
Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08
--------------------------------------------------------------------------------


In the following interview, portfolio manager Piergaetano Iaccarino discusses the factors that influenced performance for the semiannual period ended February 29, 2008.

Q:  How did the Fund perform over the six-month period ended February 29, 2008?

A: The Fund's total return from September 1, 2007 through February 29, 2008, was -1.86% (Class A shares at net asset value) versus -5.95% for the MSCI World Index for the same period. While the global environment for equities was volatile during the six-month period, strong stock selection helped mitigate some of the downside for the Fund's shareholders.


    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Q:  Can you review the Fund's overall investment approach?

A: We look at mid- and large-capitalization stocks in more than 30 countries and from that universe build a concentrated portfolio of fewer than 50 stocks. Each stock that the Fund holds will generally be overweighted by at least one percent versus the MSCI World Index. In selecting securities for the Fund, we take a growth-at-a-reasonable price approach, and so there is a strong value component to our analysis. We try to find companies that not only are benefiting from operating efficiencies as reflected, for instance, in increased market share and revenues, but that also use their capital efficiently. In particular, we look for strong free cash flow, because that gives a company the flexibility to make share buybacks, reinvest in the business, make acquisitions, and raise dividends. Finally, we try to assess not only the potential price gains for each stock, but also the potential for a decline in price if things go wrong, and we favor those stocks with the highest upside relative to their downside.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Q:  Could you characterize the global equity markets over the period?

A: Global equity markets were volatile throughout the six-month period ended February 29, 2008, and ended the period lower. Problems in the U.S. subprime mortgage market that emerged in the summer of 2007 precipitated a dramatic shift in investor risk tolerance worldwide. That in turn led to widespread selling across the equity markets, with financial sectors and cyclical companies with exposure to developed markets faring worst. As the period progressed, significant asset write-offs among global financial companies related to subprime mortgages in the U.S. and tightening credit markets continued to undermine investor confidence. Amid fears that those difficulties would damage the broader economic environment, the U.S. Federal Reserve cut short-term interest rates from 5.25% to 3.00% over the period and took other steps to increase liquidity. By contrast, the European Central Bank remained focused on inflation, declining to decrease interest rates despite the ongoing financial market turbulence.

    European equities outperformed both U.S. and Japanese equities over the six months, helped in part by the strength of the euro relative to the U.S. dollar. From a sector perspective, the strongest areas in the global equity markets during the period were materials, information technology and energy stocks, while the weakest returns were among financial issues.

Q: What strategies or holdings helped and hurt the Fund's performance over the period?

A: The Fund outperformed versus its benchmark, the MSCI World Index over the six months, driven by a combination of rewarding sector allocations and solid stock selection. In particular, our overweighting of materials supported returns as the sector outperformed. The main portfolio contributors within the sector were fertilizer manufacturers Yara and Agrium, both of which benefited from an upswing in agricultural activity following higher crop prices. Mining company Rio Tinto also contributed on the back of expectations surrounding the proposed takeover by BHP Billiton. The Fund was also significantly overweight in information technology during the period, helping performance. A strong contributor in this sector was Take-Two Interactive, a software

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08                            (continued)
--------------------------------------------------------------------------------


    developer, whose shares rose sharply after computer games manufacturer Electronic Arts, made a bid for the company.

    The Fund's underweighting of financials proved helpful as ongoing problems in the U.S. subprime mortgage market weighed on the sector. In addition, within the sector our exposure to real estate-related issues proved rewarding thanks to good stock selection. In that vein, the Fund's overweight exposure to Annaly Mortgage Management and Hong Kong-based Henderson Land both helped performance during the period. The Fund was also underweight industrials during the period, benefiting performance as this sector fared slightly worse than the benchmark. In addition, The Fund's holdings of Flowserve performed strongly during the period, driven by better-than-expected results.

    On the negative side of the ledger, the Fund's underweighting of energy kept the Fund from fully realizing the positive impact of higher oil prices on companies in the sector. In addition, the Fund's overweighting of pharmaceuticals detracted from returns. In particular, Bristol-Myers Squibb shares lost ground during the period because of the company's exposure to subprime related securities. AstraZeneca shares also faltered during the period as problems arose with new drugs in the development stages. Finally, the Fund was slightly overweight in technology hardware during the period, and the sector's weak performance as well as our stock selection within it constrained performance to a degree.

Q:  What is your outlook, and how is it reflected in the Fund?

A: Looking ahead, the question is to what extent global economic growth is threatened by the ongoing issues in the United States. The adjustment in housing and problems in the subprime mortgage sector are likely to remain headwinds for the U.S. economy for some time, suggesting that below-trend growth may persist. On the whole, we continue to view global equities as an attractive asset class, although the outlook is more moderate than in previous years and the potential risks are greater. In absolute terms, we believe valuations remain a strong point for global equities, which continue to trade at attractive valuations compared with long-term averages.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    Going forward, we will remain focused on identifying individual stocks that we believe are reasonably priced and where we have high levels of conviction about the share price upside.


Investing in foreign and/or emerging markets securities involves certain risks, including risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund is non-diversified and invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/29/08
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Utilities                          5.0%
Telecommunication Services         6.3%
Consumer discretionary             7.8%
Energy                             8.3%
Health Care                        9.1%
Materials                          9.2%
Industrials                       10.3%
Consumer Staples                  12.4%
Information Technology            14.5%
Financials                        17.1%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


United States                     44.9%
United Kingdom                    11.0%
Germany                            8.7%
France                             7.8%
Japan                              7.1%
Switzerland                        4.5%
South Africa                       3.2%
Singapore                          2.6%
Hong Kong                          2.4%
Norway                             1.9%
Canada                             1.8%
Greece                             1.4%
South Korea                        1.3%
Australia                          0.9%
Netherlands                        0.5%



10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*



 1. Procter & Gamble Co.                    3.78%
 2. Microsoft Corp.                         3.33
 3. United Technologies Corp.               3.30
 4. Vodafone Group Plc                      3.06
 5. Bristol-Myers Squibb Co.                3.03
 6. Cisco Systems, Inc.                     2.90
 7. Wal-Mart Stores, Inc.                   2.86
 8. Take-Two Interactive Software, Inc.     2.81
 9. Roche Holdings AG                       2.78
10. 3M Co.                                  2.67



* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Net Asset Value Per Share
--------------------------------------------------------------------------------



 Class      2/29/08      8/31/07
-------    ---------    --------
   A        $11.45       $12.53
   B        $11.35       $12.37
   C        $11.32       $12.39


Distributions Per Share
--------------------------------------------------------------------------------


                   9/1/07 - 2/29/08
                   ----------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
   A      $0.1109       $0.2495         $0.5105
   B      $   -         $0.2495         $0.5105
   C      $0.0424       $0.2495         $0.5105

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                                       CLASS A SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

Average Annual Total Returns
(As of February 29, 2008)


                                       Net Asset    Public Offering
Period                                Value (NAV)     Price (POP)
Life-of-Class
(12/15/05)                               10.94%          8.00%
1 Year                                    2.99          -2.94
--------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2007)
                                          Gross           Net
                                          6.11%          1.30%


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer          MSCI
               Global Select    World
               Equity Fund      Index
12/05          $ 9,425          $10,000
 2/06          $ 9,480          $10,437
 2/07          $11,516          $12,152
 2/08          $11,861          $12,147

----------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.


The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

Average Annual Total Returns
(As of February 29, 2008)


                                           If            If
Period                                    Held        Redeemed
Life-of-Class
(12/15/05)                                9.93%         8.71%
1 Year                                    2.05         -1.78
--------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2007)
                                          Gross          Net
                                          6.84%         2.20%


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer          MSCI
               Global Select    World
               Equity Fund      Index
Value of $10,000 Investment

12/05          $10,000          $10,000
 2/06          $10,420          $10,437
 2/07          $12,087          $12,152
 2/08          $12,034          $12,147

----------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.


The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) World Index.

Average Annual Total Returns
(As of February 29, 2008)


                                           If            If
Period                                    Held        Redeemed
Life-of-Class
(12/15/05)                                9.93%         9.93%
1 Year                                    2.13          1.17
---------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2007)
                                          Gross          Net
                                          6.70%         2.20%


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer          MSCI
               Global Select    World
               Equity Fund      Index
12/05          $10,000          $10,000
 2/06          $10,420          $10,437
 2/07          $12,077          $12,152
 2/08          $12,334          $12,147

----------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.


The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


The Morgan Stanley Capital International (MSCI) World Index measures the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global Select Equity Fund


Based on actual returns from September 1, 2007 through February 29, 2008



Share Class                               A              B              C
--------------------------------------------------------------------------------
Beginning Account Value On 9/1/07     $1,000.00      $1,000.00      $1,000.00
Ending Account Value On 2/29/08       $  981.40      $  977.60      $  976.80
Expenses Paid During Period*          $    6.40      $   10.82      $   10.81



* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20% and 2.20% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period).

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global Select Equity Fund


Based on a hypothetical 5% return before expenses, reflecting the period from September 1, 2007 through February 29, 2008



Share Class                               A              B              C
--------------------------------------------------------------------------------
Beginning Account Value On 9/1/07     $1,000.00      $1,000.00      $1,000.00
Ending Account Value On 2/29/08       $1,018.40      $1,013.92      $1,013.92
Expenses Paid During Period*          $    6.52      $   11.02      $   11.02



* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20% and 2.20% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period).

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------


Shares                                                        Value
           COMMON STOCKS - 92.1%
           Energy - 7.7%
           Integrated Oil & Gas - 7.7%
 1,150     ConocoPhillips                                $   95,117
 1,641     Occidental Petroleum Corp.                       126,964
 2,579     Royal Dutch Shell Plc                             92,905
 1,226     Total SA                                          92,650
                                                         ----------
                                                         $  407,636
                                                         ----------
           Total Energy                                  $  407,636
                                                         ----------
           Materials - 8.4%
           Diversified Chemical - 1.7%
   734     BASF AG                                       $   93,035
                                                         ----------
           Diversified Metals & Mining - 1.4%
   690     Rio Tinto Plc                                 $   77,367
                                                         ----------
           Fertilizers & Agricultural Chemicals - 3.4%
 1,196     Agrium, Inc.                                  $   88,229
 1,635     Yara International ASA*                           91,240
                                                         ----------
                                                         $  179,469
                                                         ----------
           Gold - 1.9%
 1,379     Anglogold Ashanti, Ltd.                       $   49,337
 3,517     Gold Fields, Ltd. (A.D.R.)                        49,906
                                                         ----------
                                                         $   99,243
                                                         ----------
           Total Materials                               $  449,114
                                                         ----------
           Capital Goods - 9.5%
           Aerospace & Defense - 3.0%
 2,298     United Technologies Corp.                     $  162,032
                                                         ----------
           Industrial Conglomerates - 4.8%
 1,667     3M Co.                                        $  130,693
   964     Siemens                                          121,964
                                                         ----------
                                                         $  252,657
                                                         ----------
           Industrial Machinery - 1.7%
   847     Flowserve Corp.                               $   92,238
                                                         ----------
           Total Capital Goods                           $  506,927
                                                         ----------


The accompanying notes are an integral part of these financial statements.   15

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------


 Shares                                                   Value
             Consumer Durables & Apparel - 2.6%
             Apparel, Accessories & Luxury Goods - 1.3%
  1,132      Adidas-Salomon AG                       $   71,076
                                                     ----------
             Homebuilding - 1.3%
 10,000      Sekisui Chemical Company, Ltd.          $   69,876
                                                     ----------
             Total Consumer Durables & Apparel       $  140,952
                                                     ----------
             Media - 3.0%
             Broadcasting & Cable TV - 3.0%
  5,192      British Sky Broadcasting Plc            $   58,261
  3,753      Eutelsat Communications                    103,542
                                                     ----------
                                                     $  161,803
                                                     ----------
             Total Media                             $  161,803
                                                     ----------
             Retailing - 1.5%
             Apparel Retail - 1.5%
  1,045      Abercrombie & Fitch Co.                 $   81,019
                                                     ----------
             Total Retailing                         $   81,019
                                                     ----------
             Food & Drug Retailing - 4.5%
             Hypermarkets & Supercenters - 4.5%
  1,419      Carrefour Supermarch*                   $   99,816
  2,831      Wal-Mart Stores, Inc.                      140,389
                                                     ----------
                                                     $  240,205
                                                     ----------
             Total Food & Drug Retailing             $  240,205
                                                     ----------
             Food, Beverage & Tobacco - 3.4%
             Agricultural Products - 1.5%
102,000      Golden Agri-Resources, Ltd.*            $   80,313
                                                     ----------
             Tobacco - 1.9%
     20      Japan Tobacco, Inc.                     $  100,737
                                                     ----------
             Total Food, Beverage & Tobacco          $  181,050
                                                     ----------
             Household & Personal Products - 3.5%
             Household Products - 3.5%
  2,801      Procter & Gamble Co.*                   $  185,370
                                                     ----------
             Total Household & Personal Products     $  185,370
                                                     ----------


16   The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Shares                                                    Value
           Pharmaceuticals & Biotechnology - 8.4%
           Pharmaceuticals - 8.4%
 2,194     Astrazeneca Plc                           $   82,389
 6,564     Bristol-Myers Squibb Co.                     148,412
   694     Roche Holdings AG                            136,145
 3,573     Schering-Plough Corp.                         77,534
                                                     ----------
                                                     $  444,480
                                                     ----------
           Total Pharmaceuticals & Biotechnology     $  444,480
                                                     ----------
           Banks - 6.8%
           Diversified Banks - 4.8%
   954     BNP Paribas SA                            $   85,766
 4,000     Development Bank of Singapore, Ltd.           48,715
10,190     Royal Bank of Scotland Group Plc              76,853
 2,041     Westpac Banking Corp.                         43,578
                                                     ----------
                                                     $  254,912
                                                     ----------
           Thrifts & Mortgage Finance - 2.0%
 6,665     New York Community Bancorp, Inc.          $  108,640
                                                     ----------
           Total Banks                               $  363,552
                                                     ----------
           Diversified Financials - 1.6%
           Diversified Financial Services - 1.6%
 3,508     Citigroup, Inc.                           $   83,175
                                                     ----------
           Total Diversified Financials              $   83,175
                                                     ----------
           Insurance - 3.0%
           Multi-Line Insurance - 1.4%
   412     Allianz AG                                $   72,324
                                                     ----------
           Reinsurance - 1.6%
 1,092     Swiss Re*                                 $   87,523
                                                     ----------
           Total Insurance                           $  159,847
                                                     ----------
           Real Estate - 4.4%
           Mortgage Real Estate Investment Trusts - 2.2%
 5,788     Annaly Capital Management, Inc.           $  119,754
                                                     ----------
           Real Estate Management & Development - 2.2%
15,000     Henderson Land Development                $  115,724
                                                     ----------
           Total Real Estate                         $  235,478
                                                     ----------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Shares                                                      Value
           Software & Services - 5.7%
           Home Entertainment Software - 2.6%
 5,191     Take-Two Interactive Software, Inc.*(c)     $  137,562
                                                       ----------
           Systems Software - 3.1%
 5,996     Microsoft Corp.                             $  163,211
                                                       ----------
           Total Software & Services                   $  300,773
                                                       ----------
           Technology Hardware & Equipment - 5.5%
           Communications Equipment - 2.7%
 5,834     Cisco Systems, Inc.*                        $  142,175
                                                       ----------
           Electronic Equipment & Instruments - 1.2%
   224     Samsung Electronics (144A)*                 $   66,099
                                                       ----------
           Office Electronics - 1.6%
 1,900     Canon, Inc.                                 $   84,993
                                                       ----------
           Total Technology Hardware & Equipment       $  293,267
                                                       ----------
           Semiconductors - 2.2%
           Semiconductor Equipment - 2.2%
   966     ASM Lithography Holding N.V.                $   23,348
 1,500     Tokyo Electron, Ltd.                            92,675
                                                       ----------
                                                       $  116,023
                                                       ----------
           Total Semiconductors                        $  116,023
                                                       ----------
           Telecommunication Services - 5.8%
           Integrated Telecommunication Services - 1.8%
 2,693     Verizon Communications, Inc.                $   97,810
                                                       ----------
           Wireless Telecommunication Services - 4.0%
 3,818     MTN Group, Ltd.                             $   60,079
46,654     Vodafone Group Plc                             149,826
                                                       ----------
                                                       $  209,905
                                                       ----------
           Total Telecommunication Services            $  307,715
                                                       ----------


18   The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Shares                                                        Value
           Utilities - 4.6%
           Electric Utilities - 4.6%
   368     E.On AG                                       $   69,204
 1,597     Public Power Corp.*                               68,086
 3,102     Southern Co.                                     107,112
                                                         ----------
                                                         $  244,402
                                                         ----------
           Total Utilities                               $  244,402
                                                         ----------
           TOTAL COMMON STOCKS
           (Cost $4,917,688)                             $4,902,788
                                                         ----------
           RIGHTS/WARRANTS - 0.0%
           Energy - 0.0%
           Integrated Oil & Gas - 0.0%
 2,589     Royal Dutch Shell Rights, Exp. 3/3/08*        $        -
                                                         ----------
           TOTAL RIGHTS/WARRANTS
           (Cost $0)                                     $        -
                                                         ----------
           TEMPORARY CASH INVESTMENT - 1.2%
           Security Lending Collateral - 1.2%
61,065     Securities Lending Investment Fund, 4.04%     $   61,065
                                                         ----------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $61,065)                                $   61,065
                                                         ----------
           TOTAL INVESTMENT IN SECURITIES - 93.3%
           (Cost $4,978,753)(b)                          $4,963,853
                                                         ----------
           OTHER ASSETS AND LIABILITIES - 6.7%           $  355,214
                                                         ----------
           TOTAL NET ASSETS - 100.0%                     $5,319,067
                                                         ==========


The accompanying notes are an integral part of these financial statements.   19

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------


*         Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 29, 2008, the value of these securities amounted to $66,099 or 1.24% of total net assets.

(A.D.R.)  American Depositary Receipt

(a) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in equity securities, is as follows:



          United States                                                   44.9%
          United Kingdom                                                  11.0
          Germany                                                          8.7
          France                                                           7.8
          Japan                                                            7.1
          Switzerland                                                      4.5
          South Africa                                                     3.2
          Singapore                                                        2.6
          Hong Kong                                                        2.4
          Norway                                                           1.9
          Canada                                                           1.8
          Greece                                                           1.4
          South Korea                                                      1.3
          Other (individually less than 1%)                                1.4
                                                                         -----
                                                                         100.0%
                                                                         =====



(b) At February 29, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $4,986,528 was as follows:



            Aggregate gross unrealized gain for all investments
            in which there is an excess of value over tax cost        $310,123
            Aggregate gross unrealized loss for all investments
            in which there is an excess of tax cost over value        (332,798)
                                                                      --------
            Net unrealized loss                                       $(22,675)
                                                                      ========



(c)       At February 29, 2008, the following security was out on loan:



          Shares    Security                                      Market Value
          2,300     Take-Two Interactive Software, Inc.*               $60,950
                                                                       -------
                    Total                                              $60,950
                                                                       =======



Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 29, 2008 aggregated $3,722,742 and $2,826,354, respectively.


20   The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/29/08 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (including securities loaned
    of $60,950) (cost $4,978,753)                           $4,963,853
  Cash                                                         370,265
  Foreign currencies, at value (cost $42)                           42
  Receivables -
    Fund shares sold                                            41,172
    Dividends and foreign taxes withheld                         9,077
    Due from Pioneer Investment Management, Inc.                15,141
  Other                                                         14,844
                                                            ----------
     Total assets                                           $5,414,394
                                                            ----------
LIABILITIES:
  Payables -
    Fund shares repurchased                                 $      658
    Upon return of securities loaned                            61,065
  Due to affiliates                                              1,723
  Accrued expenses                                              31,881
                                                            ----------
     Total liabilities                                      $   95,327
                                                            ----------
NET ASSETS:
  Paid-in capital                                           $5,373,502
  Undistributed net investment income                              710
  Accumulated net realized loss on investments and
    foreign currency transactions                              (40,414)
  Net unrealized loss on investments                           (14,900)
  Net unrealized gain on other assets and liabilities
    denominated in foreign currencies                              169
                                                            ----------
     Total net assets                                       $5,319,067
                                                            ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $3,035,108/264,959 shares)              $    11.45
                                                            ==========
  Class B (based on $1,527,276/134,535 shares)              $    11.35
                                                            ==========
  Class C (based on $756,683/66,815 shares)                 $    11.32
                                                            ==========
MAXIMUM OFFERING PRICE:
  Class A ($11.45 [divided by] 94.25%)                      $    12.15
                                                            ==========




The accompanying notes are an integral part of these financial statements.   21

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,835)           $  44,507
  Interest                                                          6,257
  Income from securities loaned, net                                1,083
                                                                ---------
     Total investment income                                                   $   51,847
                                                                               ----------
EXPENSES:
  Management fees                                               $  18,811
  Transfer agent fees and expenses
   Class A                                                          3,319
   Class B                                                          1,673
   Class C                                                          1,061
  Distribution fees
   Class A                                                          2,882
   Class B                                                          7,188
   Class C                                                          4,061
  Administrative fees                                                 564
  Custodian fees                                                   19,237
  Registration fees                                                21,601
  Professional fees                                                18,243
  Printing expense                                                 12,419
  Fees and expenses of nonaffiliated trustees                       3,346
  Miscellaneous                                                     7,649
                                                                ---------
     Total expenses                                                            $  122,054
     Less management fees waived and
       expenses reimbursed by Pioneer Investment                                  (79,190)
       Management, Inc.
     Less fees paid indirectly                                                       (224)
                                                                               ----------
     Net expenses                                                              $   42,640
                                                                               ----------
       Net investment income                                                   $    9,207
                                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                                  $  25,601
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies             23,921      $   49,522
                                                                ---------      ----------
  Change in net unrealized gain (loss) on:
   Investments                                                  $(185,546)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                     21      $ (185,525)
                                                                ---------      ----------
  Net loss on investments and foreign currency transactions                    $ (136,003)
                                                                               ----------
  Net decrease in net assets resulting from operations                         $ (126,796)
                                                                               ==========




22   The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08 and the Year Ended 8/31/07, respectively


                                                        Six Months Ended
                                                             2/29/08       Year Ended
                                                           (unaudited)       8/31/07
FROM OPERATIONS:
Net investment income                                      $    9,207      $   20,348
Net realized gain on investments and foreign currency
  transactions                                                 49,522         215,721
Change in net unrealized gain (loss) on investments
  and foreign currency transaction                           (185,525)         86,766
                                                           ----------      ----------
    Net increase (decrease) in net assets resulting
     from operations                                       $ (126,796)     $  322,835
                                                           ----------      ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.11 and $0.05 per share, respectively)      $  (25,830)     $   (6,410)
    Class B ($0.00 and $0.01 per share, respectively)               -            (608)
    Class C ($0.04 and $0.00 per share, respectively)          (2,959)              -
Net realized gain:
    Class A ($0.76 and $0.21 per share, respectively)        (156,608)        (22,527)
    Class B ($0.76 and $0.21 per share, respectively)         (89,951)        (14,640)
    Class C ($0.76 and $0.21 per share, respectively)         (54,041)         (8,901)
                                                           ----------      ----------
     Total distributions to shareowners                    $ (329,389)     $  (53,086)
                                                           ----------      ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $1,872,830      $3,298,932
Reinvestment of distributions                                 216,813          27,346
Cost of shares repurchased                                   (856,682)       (880,425)
                                                           ----------      ----------
    Net increase in net assets resulting from
     Fund share transactions                               $1,232,961      $2,445,853
                                                           ----------      ----------
    Net increase in net assets                             $  776,776      $2,715,602
NET ASSETS:
Beginning of period                                         4,542,291       1,826,689
                                                           ----------      ----------
End of period                                              $5,319,067      $4,542,291
                                                           ==========      ==========
Undistributed net investment income                        $      710      $   20,292
                                                           ==========      ==========


The accompanying notes are an integral part of these financial statements.   23

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------


                                    '08 Shares    '08 Amount       '07 Shares     '07 Amount
                                   (unaudited)    (unaudited)
CLASS A
Shares sold                           84,374      $1,010,990          178,967      $2,193,127
Reinvestment of distributions         12,193        144,703             1,633          18,925
Less shares repurchased              (36,003)      (436,187)          (50,627)       (619,401)
                                     -------      ---------           -------      ----------
    Net increase                      60,564      $ 719,506           129,973      $1,592,651
                                     -------      ---------           -------      ----------
CLASS B
Shares sold                           54,623      $ 667,393            64,811      $  780,723
Reinvestment of distributions          4,394         51,082               568           6,507
Less shares repurchased              (21,456)      (257,300)          (17,856)       (210,349)
                                     -------      ---------           -------      ----------
    Net increase                      37,561      $ 461,175            47,523      $  576,881
                                     -------      ---------           -------      ----------
CLASS C
Shares sold                           15,867      $ 194,447            26,968      $  325,082
Reinvestment of distributions          1,804         21,028               168           1,914
Less shares repurchased              (13,820)      (163,195)           (4,276)        (50,675)
                                     -------      ---------           -------      ----------
    Net increase                       3,851      $  52,280            22,860      $  276,321
                                     =======      =========           =======      ==========




24   The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                 Six Months
                                                    Ended
                                                   2/29/08       Year Ended   12/15/05 (a)
                                                 (unaudited)       8/31/07     to 8/31/06
CLASS A
Net asset value, beginning of period                $12.53         $11.18        $10.00
                                                    ------         ------        ------
Increase (decrease) from investment operations:
  Net investment income                             $ 0.04         $ 0.08        $ 0.07
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                      (0.25)          1.53          1.11
                                                    ------         ------        ------
   Net increase (decrease) from investment
     operations                                     $(0.21)        $ 1.61        $ 1.18
Distribution to shareowners:
  Net investment income                              (0.11)         (0.05)            -
  Net realized gain                                  (0.76)         (0.21)            -
                                                    ------         ------        ------
Net increase (decrease) in net asset value          $(1.08)        $ 1.35        $ 1.18
                                                    ------         ------        ------
Net asset value, end of period                      $11.45         $12.53        $11.18
                                                    ======         ======        ======
Total return*                                        (1.86)%        14.58%        11.80%(b)
Ratio of net expenses to average net assets+          1.31%**        1.30%         1.30%**
Ratio of net investment income to average
  net assets+                                         0.76%**        1.05%         1.42%**
Portfolio turnover rate                                121%**          74%           35%(b)
Net assets, end of period (in thousands)            $3,035         $2,562        $  832
Ratios with no waiver of management fees
  and assumption of expenses by PIM and
  no reductions for fees paid indirectly:
  Net expenses                                        4.54%**        6.11%        11.05%**
  Net investment loss                                (2.47)%**      (3.76)%       (8.33)%**
Ratios with waiver of management fees by PIM
  and reductions for fees paid indirectly:
  Net expenses                                        1.30%**        1.30%         1.30%**
  Net investment income                               0.77%**        1.05%         1.42%**



(a) Class A shares were first publicly offered on December 15, 2005.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   25

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                  Six Months
                                                     Ended
                                                    2/29/08       Year Ended    12/15/05 (a)
                                                  (unaudited)      8/31/07       to 8/31/06
CLASS B
Net asset value, beginning of period                 $12.37         $11.10         $10.00
                                                     ------         ------         ------
Increase (decrease) from investment operations:
  Net investment income (loss)                       $(0.02)        $ 0.00(c)      $ 0.03
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                       (0.24)          1.49           1.07
                                                     ------         ------         ------
   Net increase (decrease) from investment
     operations                                      $(0.26)        $ 1.49         $ 1.10
Distribution to shareowners:
  Net investment income                                   -          (0.01)             -
  Net realized gain                                   (0.76)         (0.21)             -
                                                     ------         ------         ------
Net increase (decrease) in net asset value           $(1.02)        $ 1.27         $ 1.10
                                                     ------         ------         ------
Net asset value, end of period                       $11.35         $12.37         $11.10
                                                     ======         ======         ======
Total return*                                         (2.24)%        13.55%         11.00%(b)
Ratio of net expenses to average net assets+           2.21%**        2.20%          2.20%**
Ratio of net investment income (loss) to average
  net assets+                                         (0.12)%**       0.12%          0.45%**
Portfolio turnover rate                                 121%**          74%            35%(b)
Net assets, end of period (in thousands)             $1,527         $1,200         $  549
Ratios with no waiver of management fees
  and assumption of expenses by PIM
  Net expenses                                         5.29%**        6.84%         11.40%**
  Net investment loss                                 (3.20)%**      (4.52)%        (8.75)%**
Ratios with waiver of management fees by PIM
  and reductions for fees paid indirectly:
  Net expenses                                         2.20%**        2.20%          2.20%**
  Net investment income (loss)                        (0.11)%**       0.12%          0.45%**



(a) Class B shares were first publicly offered on December 15, 2005.
(b) Not Annualized.
(c) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


26   The accompanying notes are an integral part of these financial statements.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                  Six Months
                                                     Ended
                                                    2/29/08       Year Ended   12/15/05 (a)
                                                  (unaudited)       8/31/07     to 8/31/06
CLASS C
Net asset value, beginning of period                 $12.39         $11.10        $10.00
                                                     ------         ------        ------
Increase (decrease) from investment operations:
  Net investment income (loss)                       $(0.02)        $ 0.01        $ 0.03
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                       (0.25)          1.49          1.07
                                                     ------         ------        ------
   Net increase (decrease) from investment
     operations                                      $(0.27)        $ 1.50        $ 1.10
Distribution to shareowners:
  Net investment income                               (0.04)
  Net realized gain                                   (0.76)         (0.21)            -
                                                     ------         ------        ------
Net increase (decrease) in net asset value           $(1.07)        $ 1.29        $ 1.10
                                                     ------         ------        ------
Net asset value, end of period                       $11.32         $12.39        $11.10
                                                     ======         ======        ======
Total return*                                         (2.32)%        13.65%        11.00%(b)
Ratio of net expenses to average net assets+           2.21%**        2.20%         2.20%**
Ratio of net investment income (loss) to average
  net assets+                                         (0.15)%**       0.12%         0.45%**
Portfolio turnover rate                                 121%**          74%           35%(b)
Net assets, end of period (in thousands)             $  757         $  780        $  445
Ratios with no waiver of management fees
  and assumption of expenses by PIM
  Net expenses                                         5.31%**        6.70%        10.98%**
  Net investment income (loss)                        (3.25%)**       4.38%        (8.33)%**
Ratios with waiver of management fees by PIM
  and reductions for fees paid indirectly:
  Net expenses                                         2.20%**        2.20%         2.20%**
  Net investment income (loss)                        (0.14%)**       0.12%         0.45%**



(a) Class C shares were first publicly offered on December 15, 2005.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   27

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies

Pioneer Global Select Equity Fund (the Fund), is one of five portfolios comprising Pioneer Series Trust V, a Delaware statutory business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is non-diversified. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. The Fund's investment objective is to seek long-term capital growth.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund also may take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------


B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. All tax returns filed thus far are subject to examination by tax authorities.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended August 31, 2007 was as follows:



---------------------------------------------
                                       2007
---------------------------------------------
  Distributions paid from:
  Ordinary income                    $53,086
                                     -------
    Total                            $53,086
                                     -------



    The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007;



---------------------------------------------
                                       2007
---------------------------------------------
  Undistributed ordinary income     $ 85,596
  Undistributed long-term gain       153,135
  Unrealized appreciation            163,019
                                    --------
    Total                           $401,750
                                    --------



    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $1,848 in underwriting commissions on the sale of Class A shares during the six months ended February 29, 2008.

D.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

E.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At February 29, 2008, the Fund had no outstanding portfolio or settlement hedges.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------


F.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

2.  Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $500 million; 0.70% of the next $500 million and 0.65% of the excess over $1 billion. For the six months ended February 29, 2008, the net management fee was equivalent to 0.75% of the average daily net assets.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expenses to 1.30%, 2.20% and 2.20% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through January 1, 2011 for Class A and through January 1, 2009 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


is $109 in management fees, administrative costs and certain other services payable to PIM at February 29, 2008.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $1,531 in transfer agent fees payable to PIMSS at February 29, 2008.

4. Distribution Plans and Service Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A plan, PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $83 in distribution fees payable to PFD at February 29, 2008.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended February 29, 2008, CDSCs in the amount of $345 were paid to PFD.

5. Expense Offsets Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------


February 29, 2008, the Fund's expenses were reduced by $224 under such arrangements.

6. New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------


Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------


for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on December 15, 2005. They considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2007 and that the Fund's total return for 2006 was in the second quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the first quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------


accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------


Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.


Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Global Select Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush

Daniel K. Kingsbury

Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret

Stephen K. West

John Winthrop

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive
  Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                                     PIONEER
                            -----------------------
                                      HIGH
                                     INCOME
                                    MUNICIPAL
                                      FUND

                                     PIMAX
                                 Ticker Symbol

                                   Semiannual
                                     Report

                                    2/29/08

                                 [LOGO]PIONEER
                                       Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               13
Schedule of Investments                       15
Financial Statements                          20
Notes to Financial Statements                 27
Approval of Investment Advisory Agreement     33
Trustees, Officers and Service Providers      37

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing U.S. economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets by over $100 billion. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining. For the six months ending February 29, 2008, the Dow Jones Industrial Average fell 7%, the Standard & Poor's 500 Index declined 9% and the NASDAQ Composite Index fell 13%. The MSCI EAFE Developed Market Index of international stock markets fell 5% during that period. Only the MSCI Emerging Markets Index posted a positive return over the six-month period, rising 18%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 6% over the six months ending February 29, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1% over the same six-month period as its higher coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of

Letter

reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a worsening of the liquidity/credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,
/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08
--------------------------------------------------------------------------------

Over the past six months, municipal bond investors experienced one of the most turbulent markets in history. In the following interview, portfolio manager Timothy Pynchon discusses the factors that affected the municipal bond market and Pioneer High Income Municipal Fund over the period.

Q: How did the Fund perform during the six-month period ended February 29, 2008?

A: For the six-month period ended February 29, 2008, Pioneer High Income Municipal Fund's Class A shares produced a total return of -7.39% at net asset value. For the same period, the Fund's benchmark, the Lehman Brothers High Yield Municipal Bond Index returned -5.03%; and the average return of the 104 funds in the Lipper High Yield Municipal Debt Funds category was -5.46%. On February 29, 2008, the Fund's class A shares generated a 30-day SEC tax-free yield of 6.29%, based on the maximum income tax rate of 35%. The Fund's current yield was 6.45%, which translates into a taxable yield of 9.68%. At the end of the period, the Fund had 54 issues in 24 states. The average credit quality of the portfolio was BB+.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment backdrop like for high-yield bonds during the six months?

A: High-yield municipal bonds struggled during the period, as several problems plagued the credit markets. As some financial institutions were forced to take write-downs on their subprime mortgage debt, bond credit agencies became concerned that "monoline" bond insurers would suffer the same fate. Monoline insurers offer insurance against default risk and other financial problems, and their ability to meet their obligations was put in doubt by rising default forecasts. A default by a monoline insurer would be

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    extremely negative for the municipal market. A loss of investor confidence in the market for auction-rate securities also had a negative impact on the bond market. Auction-rate securities are long-term bonds tied to short-term interest rates that are set at weekly or monthly auctions. In mid-February, investment banks refused to support the auctions for these bonds, and investors saw the auction market and their cash freeze up. The unwinding of tender option bond programs primarily by hedge funds was also a big factor in the bond-market turmoil. As hedge funds unwound their positions, they virtually flooded the market with municipal bonds creating a large supply/demand imbalance. These factors helped create an uncertain backdrop for the municipal bond market, resulting in a substantial decline in municipal bond prices over the first half of the Fund's fiscal year.

Q:  How did you manage the Fund in this environment?

A: We did not make any big changes to the Fund during the period. As has been the case in the past, we kept the portfolio diversified among a variety of economic sectors. At 44.7% of net assets, health care bonds accounted for the biggest portfolio position. We also held securities in the education, housing and transportation areas of the economy.

Q:  What affected performance?

A: The Fund is a pure high-yield fund. At a time when market participants generally avoided the riskiest investments, they traded out of high-yield bonds and moved into higher-quality assets, such as Treasury securities. This "flight to quality" had a negative impact on high-yield securities in general and the Fund in particular. The Fund's relatively long duration in a volatile market also detracted from results. (Duration measures a bond's price sensitivity to interest-rate changes. A shorter duration can minimize a bond's price fluctuations.) As high-yield investors, we believe the best potential for total return going forward was in the longer end of the market. Therefore, we were willing to take on slightly more downside risk in the short term in exchange for bigger upside potential over the longer term. Beyond this, the Fund's returns were affected by the technical factors mentioned above, rather than by credit problems of specific bonds in the Fund's portfolio. On a more positive note, the Fund generated a substantial tax-free yield, as noted earlier.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08                            (continued)
--------------------------------------------------------------------------------

Q:  What is your outlook for the Fund over the next several months?

A: We believe there is a silver lining in the midst of all the turmoil. The attractiveness of municipal bonds is at an all-time high, and they currently offer some of the best buying opportunities in 20 years. Municipal bonds are cheap relative to Treasury securities; and they are providing much higher taxable-equivalent yields. Municipals are also less vulnerable to the slowing economy than other asset classes.

    As we look ahead, we are positive in our assessment of the municipal bond market and the Fund. We have been purchasing securities opportunistically; and, as the municipal bond market stabilizes, we feel the portfolio is well positioned for a rebound.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy.

A portion of the income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer. By investing primarily in municipal securities, the portfolio is more susceptible to adverse economic, political or regulatory developments than is a portfolio that invests more broadly. Investments in the Fund are subject to possible loss due to financial failure of underlying securities and their inability to meet their debt obligations.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/29/08
--------------------------------------------------------------------------------

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THIS TABLE IS REPRESENTED BY A PIE CHART IN PRINTED MATERIAL]

AA                0.2%
AAA               0.4%
BBB               7.2%
BB & Lower       92.2%

Maturity Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THIS TABLE IS REPRESENTED BY A PIE CHART IN PRINTED MATERIAL]

0-1 Years                0.5%
1-3 Years                1.4%
3-6 Years                3.1%
6-8 Years                7.0%
8-10 Years              16.4%
10+ Years               71.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.   Lancaster County Pennsylvania Hospital Authority Revenue,
        6.5%, 7/1/40                                                  4.43%
 2.   Nassau County Industrial Development, 6.7%, 1/1/43              4.32
 3.   Burnet County Texas Public, 7.75%, 8/1/29                       4.17
 4.   Illinois Development Finance Authority, 6.125%, 11/15/25        4.12
 5.   Pima County Arizona Development Authority, 7.0%, 1/1/38         4.06
 6.   Massachusetts State Development Finance Agency, 6.75%,
        10/25/37                                                      4.04
 7.   Willacy County Texas Local Government, 6.875%, 9/1/28           3.77
 8.   Illinois Development Finance Authority, 6.0%, 11/15/39          3.44
 9.   Illinois Development Finance Authority, 7.0%, 12/1/42           3.24
10.   Southwestern Illinois Development Authority Revenue, 6.625%,
         6/1/37                                                       3.21

 * This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   2/29/08   8/31/07
---------------------------
    A   $8.75     $9.72
    C   $8.72     $9.71
    Y   $8.68     $9.69

Distributions Per Share
--------------------------------------------------------------------------------

                     9/1/07 - 2/29/08
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
---------------------------------------------------
    A     $0.2688         $  -            $  -
    C     $0.2233         $  -            $  -
    Y     $0.2654         $  -            $  -

--------------------------------------------------------------------------------
INDEX DEFINITION
--------------------------------------------------------------------------------

The Lehman Brothers High Yield Municipal Bond Index measures the performance of the high-yield municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


The index defined here pertains to the "Value of $10,000 Investment" charts shown on pages 10-12.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer High Income Municipal Fund at public offering price, compared to that of the Lehman Brothers High Yield Municipal Bond Index.

Average Annual Total Returns
(As of February 29, 2008)
                                              Net         Public
                                             Asset       Offering
Period                                       Value      Price (POP)

Life-of-Class
 (10/17/06)                                 -4.45%         -7.60%
1 Year                                      -9.70         -13.74
--------------------------------------------------------------------------------
Expense Ratio*
(Per prospectus dated December 31, 2007)
                                            Gross           Net

                                             1.77%          0.90%

[THE TABLE BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED COPY]


                         Pioneer            Lehman Brothers
                         High Income        High Yield
                         Municipal          Municipal
                         Fund               Bond Fund
--------------------------------------------------------------------------------
10/31/2006               $9,550              $10,000
02/28/2007               $9,909              $10,101
02/29/2008               $8,948              $ 9,578
--------------------------------------------------------------------------------

* Some expenses are based on estimated amounts for the current fiscal year.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Income Municipal Fund, compared to that of the Lehman Brothers High Yield Municipal Bond Index.

Average Annual Total Returns
(As of February 29, 2008)
                                               If            If
Period                                        Held        Redeemed

Life-of-Class
 (10/17/06)                                  -5.56%        -5.56%
1 Year                                      -10.75        -10.75
--------------------------------------------------------------------------------
 Expense Ratio*
 (Per prospectus dated December 31, 2007)
                                             Gross          Net
                                              2.72%         1.80%

[THE TABLE BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED COPY]


                         Pioneer            Lehman Brothers
                         High Income        High Yield
                         Municipal          Municipal
                         Fund               Bond Fund
--------------------------------------------------------------------------------
10/31/2006               $10,000              $10,000
02/28/2007               $10,329              $10,101
02/29/2008               $ 9,219              $ 9,578

--------------------------------------------------------------------------------

* Some expenses are based on estimated amounts for the current fiscal year.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 1/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                                       CLASS Y SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Income Municipal Fund, compared to that of the Lehman Brothers High Yield Municipal Bond Index.

Average Annual Total Returns
(As of February 29, 2008)
                                               If            If
Period                                        Held        Redeemed
Life-of-Class
 (10/17/06)                                  -5.04%         -5.04%
1 Year                                      -10.46         -10.46
--------------------------------------------------------------------------------
Expense Ratio*
(Per prospectus dated December 31, 2007)
                                             Gross           Net
                                              2.10%          2.10%

[THE TABLE BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED COPY]


                         Pioneer            Lehman Brothers
                         High Income        High Yield
                         Municipal          Municipal
                         Fund               Bond Fund
--------------------------------------------------------------------------------
10/31/2006               $10,000              $10,000
02/28/2007               $10,374              $10,101
02/29/2008               $ 9,288              $ 9,578
--------------------------------------------------------------------------------

* Some expenses are based on estimated  amounts for the current fiscal year.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Income Municipal Fund

Based on actual returns from September 1, 2007 through February 29, 2008.

Share Class                     A              C              Y
--------------------------------------------------------------------------------
Beginning Account Value     $1,000.00      $1,000.00      $1,000.00
On 9/1/07

Ending Account Value        $  926.10      $  919.50      $  921.30
On 2/29/08

Expenses Paid               $    4.31      $    8.59      $    4.44
During Period*

 * Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80% and 0.93% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the half year period).

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Income Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from September 1, 2007 through February 29, 2008.

Share Class                       A              C              Y
--------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00      $1,000.00      $1,000.00
 On 9/1/07
 Ending Account Value        $1,020.39      $1,015.91      $1,020.24
 On 2/29/08
 Expenses Paid               $    4.52      $    9.02      $    4.67
 During Period*

 * Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80% and 0.93% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the half year period).

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------

    Principal  Floating    S&P/Moody's
       Amount  Rate (c)    Ratings                                                        Value
                                         COLLATERALIZED DEBT OBLIGATION - 2.6%
                                         No State - 2.6%
   $1,175,000    12.50     NR/NR         Non-Profit Preferred Funding, Various
                                           States, Floating Rate Note, 9/15/37      $ 1,107,003
                                                                                    -----------
                                                                                    $ 1,107,003
                                                                                    -----------
                                         TOTAL COLLATERALIZED DEBT OBLIGATION
                                           (Cost $1,172,200)                        $ 1,022,339
                                                                                    -----------
                                         MUNICIPAL BONDS - 105.4%
                                         Alabama - 2.5%
    1,250,000              NR/NR         Huntsville-Redstone, 5.5%, 1/1/43          $ 1,006,388
                                                                                    -----------
                                                                                    $ 1,006,388
                                                                                    -----------
                                         Arizona - 4.6%
      140,000     2.15     NR/Aaa        Downtown Phoenix Hotel Corp., Floating
                                         Rate Note, 7/1/40                          $    95,914
    2,000,000              NR/NR         Pima County Arizona Development Author-
                                         ity, 7.0%, 1/1/38                            1,800,700
                                                                                    -----------
                                                                                    $ 1,896,614
                                                                                    -----------
                                         California - 2.8%
    1,200,000              BBB/Baa3      Golden State Tobacco Security Corp.,
                                           California, 5.75%, 6/1/47                $ 1,068,024
      130,000              C/NR          Valley Health Systems California
                                           Certificates of Participation, 6.875%,
                                           5/15/23                                       76,050
                                                                                    -----------
                                                                                    $ 1,144,074
                                                                                    -----------
                                         Colorado - 4.4%
    1,000,000              NR/NR         Colorado Springs Colorado Urban Develop-
                                           ment, 7.0%, 12/1/29                      $   920,590
    1,000,000              NR/NR         Madre Metropolitan District No. 2,
                                           Colorado, 5.5%, 12/1/36                      755,910
      130,000              NR/B3         Northwest Parkway Public Highway Author-
                                           ity Co., 7.125%, 6/15/41                     146,231
                                                                                    -----------
                                                                                    $ 1,822,731
                                                                                    -----------
                                         Connecticut - 2.1%
    1,000,000              BB+/Baa3      Manshantucket Pequot Tribe, 5.75%,
                                           9/1/34 (144A)                            $   874,690
                                                                                    -----------
                                                                                    $   874,690
                                                                                    -----------
                                         Florida - 1.1%
      475,000              NR/NR         Madison County Florida Revenue, 6.0%,
                                           7/1/25                                   $   437,998
                                                                                    -----------
                                                                                    $   437,998
                                                                                    -----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
-------------------------------------------------------------------------------

   Principal  Floating    S&P/Moody's
      Amount  Rate (c)    Ratings                                                         Value
                                         Iowa - 1.6%
    $ 750,000              BBB/Baa3      Tobacco Settlement Authority of Iowa,
                                           5.625%, 6/1/46                           $   648,360
                                                                                    -----------
                                                                                    $   648,360
                                                                                    -----------
                                         Illinois - 19.4%
    2,000,000              NR/NR         Illinois Development Finance Authority,
                                           6.125%, 11/15/25                         $ 1,826,500
      500,000              NR/NR         Illinois Development Finance Authority,
                                           7.0%, 12/1/37                                480,635
    1,500,000              NR/NR         Illinois Development Finance Authority,
                                           7.0%, 12/1/42                              1,435,950
    1,500,000              NR/NR         Illinois Development Finance Authority,
                                           5.75%, 5/15/38                             1,289,580
    1,750,000              NR/NR         Illinois Development Finance Authority,
                                           6.0%, 11/15/39                             1,524,023
    1,500,000              NR/NR         Southwestern Illinois Development Author-
                                           ity Revenue, 6.625%, 6/1/37                 1,423,935
                                                                                    -----------
                                                                                    $ 7,980,623
                                                                                    -----------
                                         Louisiana - 1.1%
      475,000              NR/NR         Louisiana Public Facilities Authority
                                           Revenue, 6.25%, 10/1/11                  $   463,272
                                                                                    -----------
                                                                                    $   463,272
                                                                                    -----------
                                         Massachusetts - 4.6%
    2,000,000              NR/NR         Massachusetts State Development
                                           Finance Agency, 6.75%, 10/25/37          $ 1,789,920
      140,000     9.87     NR/Aa3        Massachusetts State Housing, Floating
                                           Rate Note, 12/1/45 (144A)                    105,165
                                                                                    -----------
                                                                                    $ 1,895,085
                                                                                    -----------
                                         Michigan - 7.2%
      160,000              NR/NR         Doctor Charles Drew Academy, 5.7%,
                                           11/1/36                                  $   130,051
    1,450,000              NR/NR         Michigan Public Educational Facilities
                                           Authority Revenue, 5.875%, 6/1/37          1,215,434
    1,000,000              NR/NR         Michigan Public Educational Facilities
                                           Authority Revenue, 6.5%, 9/1/37              899,190
      750,000              BBB/NR        Michigan Tobbacco Settlement Finance,
                                           6.0%, 6/1/48                                 692,625
                                                                                    -----------
                                                                                    $ 2,937,300
                                                                                    -----------

16    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal  Floating    S&P/Moody's
      Amount  Rate (c)    Ratings                                                         Value
                                         Missouri - 4.0%
    $ 500,000              NR/CAA2       St. Louis Missouri Development Authority,
                                           7.2%, 12/15/28                           $   462,830
    1,260,000              NR/CAA2       St. Louis Missouri Industrial Development
                                           Revenue, 7.25%, 12/15/35                   1,162,728
                                                                                    -----------
                                                                                    $ 1,625,558
                                                                                    -----------
                                         Montana - 3.1%
    2,215,000              NR/NR         Hardin Montana Tax Increment, 0.0%,
                                           9/1/31                                   $ 1,266,958
                                                                                    -----------
                                                                                    $ 1,266,958
                                                                                    -----------
                                         New Jersey - 1.1%
      540,000              NR/NR         New Jersey Economic Development Author-
                                           ity, 5.875%, 1/1/37                      $   469,438
                                                                                    -----------
                                                                                    $   469,438
                                                                                    -----------
                                         New Mexico - 2.5%
    1,150,000              NR/NR         Otero County New Mexico Jail Project
                                           Revenue, 6.0%, 4/1/28                    $ 1,022,339
                                                                                    -----------
                                                                                    $ 1,022,339
                                                                                    -----------
                                         Nevada - 0.4%
      430,000              NR/NR         Director State Nevada Department Busi-
                                           ness, 7.375%, 1/1/40                     $   147,907
                                                                                    -----------
                                                                                    $   147,907
                                                                                    -----------
                                         New York - 9.2%
      135,000              CCC+/CAA1     New York City, New York, Industrial, 6.9%,
                                           8/1/24                                   $   122,114
    1,000,000              NR/NR         Erie County New York, 6.0%, 11/15/36           870,210
    2,000,000              NR/NR         Nassau County Industrial Development,
                                           6.7%, 1/1/43                               1,913,820
    1,000,000              NR/NR         Ulster County New York Industrial, 6.0%,
                                           9/15/42                                      869,210
                                                                                    -----------
                                                                                    $ 3,775,354
                                                                                    -----------
                                         Ohio - 4.7%
      750,000              BBB/Baa3      Buckeye Ohio Tobacco Settlement, 6.5%,
                                           6/1/47                                   $   738,390
    1,315,000              NR/NR         Tuscarawas County Ohio Hospital, 6.35%,
                                           11/1/37                                    1,171,902
                                                                                    -----------
                                                                                    $ 1,910,292
                                                                                    -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Principal  Floating    S&P/Moody's
       Amount  Rate (c)    Ratings                                                       Value
                                         Oklahoma - 2.6%
   $1,000,000              NR/NR         Atoka County Oklahoma Healthcare,
                                           6.625%, 10/1/37                          $   947,390
      125,000              BB/NR         Jackson County Oklahoma Memorial
                                           Hospital, 7.3%, 8/1/15                       125,551
                                                                                    -----------
                                                                                    $ 1,072,941
                                                                                    -----------
                                         Pennsylvania - 5.4%
      350,000              NR/NR         Delaware County Pennsylvania Industrial
                                           Development, 9.0%, 8/1/31 (d)            $   258,986
    2,100,000              NR/NR         Lancaster County Pennsylvania Hospital
                                           Authority Revenue, 6.5%, 7/1/40            1,963,416
                                                                                    -----------
                                                                                    $ 2,222,402
                                                                                    -----------
                                         South Carolina - 4.2%
      500,000              NR/NR         South Carolina Jobs Economic, 6.0%,
                                           11/15/37                                 $   437,815
    1,500,000              NR/NR         South Carolina Jobs Economic, 6.0%,
                                           11/15/42                                   1,300,005
                                                                                    -----------
                                                                                    $ 1,737,820
                                                                                    -----------
                                         Texas - 13.4%
    2,000,000              NR/NR         Burnet County Texas Public, 7.75%,
                                           8/1/29                                   $ 1,849,120
      150,000              NR/NR         Gulf Coast Waste Disposal Authority,
                                           Texas Revenue, 7.0%, 12/1/36                 131,831
      135,000              B-/B3         Houston Texas Airport, 5.7%, 7/15/29           111,283
      220,000              B-/B3         Houston Texas Airport, 6.125%, 7/15/27         193,141
      500,000              B-/B3         Houston Texas Airport, 6.75%, 7/1/21           483,965
      635,000              NR/NR         Maverick County Texas Public Facility,
                                           6.25%, 2/1/24                                552,907
      520,000              NR/NR         Maverick County Texas Public Facility,
                                           6.375%, 2/1/29                               447,455
       70,000              AAA/NR        Willacy County Texas Local Government,
                                           6.0%, 3/1/09                                  72,077
    1,750,000              NR/NR         Willacy County Texas Local Government,
                                           6.875%, 9/1/28                             1,672,598
                                                                                    -----------
                                                                                    $ 5,514,377
                                                                                    -----------
                                         Washington - 2.0%
    1,000,000              NR/NR         Washington State Housing Finance,
                                           5.625%, 1/1/38                           $   826,530
                                                                                    -----------
                                                                                    $   826,530
                                                                                    -----------

18    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal  Floating    S&P/Moody's
      Amount  Rate (c)    Ratings                                                        Value
                                         Wisconsin - 1.4%
     $600,000              NR/NR         Aztalan Wisconsin Exempt Facilities
                                           Revenue, 7.5%, 5/1/18                   $    514,368
                                                                                   ------------
                                                                                   $    514,368
                                                                                   ------------
                                         TOTAL MUNICIPAL BONDS
                                           (Cost $47,905,796)                      $ 43,213,419
                                                                                   ------------
                                         TOTAL INVESTMENT IN SECURITIES - 108.0%
                                           (Cost $48,928,135) (a)                  $ 44,320,422
                                                                                   ------------
                                         OTHER ASSETS AND LIABILITIES - (8.0)%     $(3,278,318)
                                                                                   ------------
                                         TOTAL NET ASSETS - 100.0%                 $ 41,042,104
                                                                                   ============

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 29, 2008, the value of these securities amounted to $105,165 or 0.3% of total net assets.


(a) The concentration of investments by type of obligation/market sector is as follows:

       Insured                                    0.2%
       Revenue Bonds:
       Health Revenue                            44.7
       Special Revenue                            7.2
          Various Revenues                       38.2
          Transportation Revenue                  2.1
          Water & Sewer                           1.7
          Housing                                 1.3
          Escrowed                                0.2
          Education Revenue                       4.4
                                                -----
                                                100.0%
                                                =====

(b) At February 29, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $48,951,512 was as follows:

       Aggregate gross unrealized gain for all investments in which there
       is an excess of value over tax cost                                    $     13,547
       Aggregate gross unrealized loss for all investments in which there
       is an excess of tax cost over value                                      (4,644,637)
                                                                             ------------
       Net unrealized loss                                                    $ (4,631,090)
                                                                             ============

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d)    Security is in default and is non-income producing.

NR     Not rated by either S&P or Moody's.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 29, 2008 aggregated $35,683,181 and $8,928,412, respectively.


The accompanying notes are an integral part of these financial statements.   19

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/29/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $48,928,135)                       $44,320,422
  Receivables -
    Investment securities sold                                           65,000
    Fund shares sold                                                  1,825,102
    Interest                                                            846,642
    Due from Pioneer Investment Management, Inc.                          7,140
  Other                                                                  24,141
                                                                   ------------
       Total assets                                                 $47,088,447
                                                                   ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                 $ 1,589,421
    Fund shares repurchased                                           1,497,242
    Dividends                                                           152,979
  Due to bank                                                         2,779,222
  Due to affiliates                                                         777
  Accrued expenses                                                       26,702
                                                                   ------------
       Total liabilities                                            $ 6,046,343
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                   $46,475,095
  Undistributed net investment income                                    35,663
  Accumulated net realized loss on investments                         (860,941)
  Net unrealized loss on investments                                 (4,607,713)
                                                                   ------------
       Total net assets                                             $41,042,104
                                                                   ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $25,148,887/2,875,499 shares)                   $      8.75
                                                                   ============
  Class C (based on $14,627,653/1,677,789 shares)                   $      8.72
                                                                   ============
  Class Y (based on $1,265,564/145,803 shares)                      $      8.68
                                                                   ============
MAXIMUM OFFERING PRICE:
  Class A ($8.75 [divided by] 95.5%)                                $      9.16
                                                                   ============


20    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08

INVESTMENT INCOME:
  Interest                                                          $ 1,085,008
                                                                    -----------
EXPENSES:
  Management fees                                        $82,738
  Transfer agent fees and expenses
    Class A                                                2,444
    Class C                                                1,543
    Class Y                                                  166
  Distribution fees
    Class A                                               26,105
    Class C                                               55,170
  Administrative fees                                      3,723
  Custodian fees                                           6,032
  Registration fees                                       19,243
  Professional fees                                       25,602
  Printing expense                                         7,012
  Fees and expenses of nonaffiliated trustees              3,825
  Miscellaneous                                            2,792
                                                         -------
     Total expenses                                                 $   236,395
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                      (37,763)
     Less fees paid indirectly                                              (115)
                                                                     -----------
     Net expenses                                                    $   198,517
                                                                     -----------
       Net investment income                                         $   886,491
                                                                     -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                   $  (234,912)
                                                                     -----------
  Change in net unrealized loss on investments                       $(4,247,750)
                                                                     -----------
  Net loss on investments                                            $(4,482,662)
                                                                     -----------
  Net decrease in net assets resulting from operations               $(3,596,171)
                                                                     ==========


The accompanying notes are an integral part of these financial statements.   21

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08 and the Period from 10/17/06
(Commencement of Operations) to 8/31/07

                                                        Six Months Ended
                                                            2/29/08        10/17/06 to
                                                          (unaudited)        8/31/07
FROM OPERATIONS:
Net investment income                                    $    886,491     $   454,466
Net realized loss on investments                             (234,912)       (625,733)
Change in net unrealized loss on investments               (4,247,750)       (359,963)
                                                         ------------     -----------
    Net decrease in net assets resulting from
     operations                                          $ (3,596,171)    $  (531,230)
                                                         ------------     -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.27 and $0.43 per share,
     respectively)                                       $   (579,246)    $  (295,762)
    Class C ($0.22 and $0.35 per share,
     respectively)                                           (259,091)        (93,993)
    Class Y ($0.27 and $0.43 per share,
     respectively)                                            (36,931)        (43,821)
                                                         ------------     -----------
     Total distributions to shareowners                  $   (875,268)    $  (433,576)
                                                         ------------     -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 29,915,559     $22,715,434
Reinvestment of distributions                                 175,990          46,713
Cost of shares repurchased                                 (8,739,041)       (636,306)
                                                         ------------     -----------
    Net increase in net assets resulting from
     Fund share transactions                             $ 21,352,508     $22,125,841
                                                         ------------     -----------
    Net increase in net assets                           $ 16,881,069     $21,161,035
NET ASSETS:
Beginning of period (initial capitalization - 300,000
  shares)                                                $ 24,161,035     $ 3,000,000
                                                         ------------     -----------
End of period                                            $ 41,042,104     $24,161,035
                                                         ============     ============
Undistributed net investment income                      $     35,663     $    24,440
                                                         ============     ============

22    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  '08 Shares      '08 Amount
                                  (unaudited)     (unaudited)       '07 Shares      '07 Amount
CLASS A*
Shares sold                        1,858,294      $17,681,114        1,665,425      $16,880,297
Reinvestment of distributions         12,980          121,584            3,627           36,350
Less shares repurchased             (706,755)      (6,548,396)         (58,072)        (581,249)
                                   ---------      -----------        ---------      -----------
    Net increase                   1,164,519      $11,254,302        1,610,980      $16,335,398
                                   =========      ===========        =========      ===========
CLASS C*
Shares sold                        1,244,400      $11,899,552          568,175      $ 5,720,137
Reinvestment of distributions          4,717           44,118              970            9,698
Less shares repurchased             (234,877)      (2,176,474)          (5,596)         (55,057)
                                   ---------      -----------        ---------      -----------
    Net increase                   1,014,240      $ 9,767,196          563,549      $ 5,674,778
                                   =========      ===========        =========      ===========
CLASS Y*
Shares sold                           34,763      $   334,893           11,386      $   115,000
Reinvestment of distributions          1,100           10,288               68              665
Less shares repurchased               (1,514)         (14,171)               -                -
                                   ---------      -----------        ---------      -----------
    Net increase                      34,349      $   331,010           11,454      $   115,665
                                   =========      ===========        =========      ===========

* Class A, C and Y shares were first publicly offered on October 17, 2006.

The accompanying notes are an integral part of these financial statements.   23

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months       10/17/06 (a)
                                                             Ended        (Commencement
                                                            2/29/08       of Operations)
                                                          (unaudited)       to 8/31/07
CLASS A
Net asset value, beginning of period                        $  9.72          $ 10.00
                                                            -------          -------
Increase from investment operations:
  Net investment income                                     $  0.27          $  0.44
  Net realized and unrealized loss on investments             (0.97)           (0.29)
                                                            -------          -------
   Net increase (decrease) in net assets from
     investment operations                                  $ (0.70)         $  0.15
Distributions to shareowners:
  Net investment income                                       (0.27)           (0.43)
                                                            -------          -------
Net decrease in net asset value                             $ (0.97)         $ (0.28)
                                                            -------          -------
Net asset value, end of period                              $  8.75          $  9.72
                                                            =======          =======
Total return*                                                 (7.39)%           1.45%***
Ratio of net expenses to average net assets                    0.90%**          0.90%**
Ratio of net investment income to average net assets           5.59%**          5.31%**
Portfolio turnover rate                                          92%**           130%***
Net assets, end of period (in thousands)                    $25,149          $16,637
Ratios with no waiver of management fees and as-
  sumption of expenses by PIM
  Net expenses                                                 1.19%**          1.77%**
  Net investment income                                        5.30%**          4.44%**
Ratios with waiver of management fees and assump-
  tion of expenses by PIM and reduction for fees paid
  indirectly:
  Net expenses                                                 0.90%**          0.90%**
  Net investment income                                        5.59%**          5.31%**

(a)  Class A shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not Annualized.

24   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                           Six Months       10/17/06 (a)
                                                              Ended        (Commencement
                                                             2/29/08       of Operations)
                                                           (unaudited)       to 8/31/07
CLASS C
Net asset value, beginning of period                        $  9.71          $ 10.00
                                                            -------          -------
Increase from investment operations:
  Net investment income                                     $  0.22          $  0.36
  Net realized and unrealized loss on investments             (0.99)           (0.30)
                                                            -------          -------
    Net increase (decrease) in net assets from
      investment operations                                 $ (0.77)         $  0.06
Distributions to shareowners:
  Net investment income                                       (0.22)           (0.35)
                                                            -------          -------
Net decrease in net asset value                             $ (0.99)         $ (0.29)
                                                            -------          -------
Net asset value, end of period                              $  8.72          $  9.71
                                                            =======          =======
Total return*                                                 (8.05)%           0.56%***
Ratio of net expenses to average net assets                    1.80%**          1.80%**
Ratio of net investment income to average net assets           4.91%**          4.35%**
Portfolio turnover rate                                          92%**           130%***
Net assets, end of period (in thousands)                    $14,628          $ 6,445
Ratios with no waiver of management fees and as-
  sumption of expenses by PIM
  Net expenses                                                 1.94%**          2.72%**
  Net investment income                                        4.77%**          3.43%**
Ratios with waiver of management fees and assump-
  tion of expenses by PIM and reduction for fees paid
  indirectly:
  Net expenses                                                 1.80%**          1.80%**
  Net investment income                                        4.91%**          4.35%**

(a)  Class C shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
***  Not Annualized.

The accompanying notes are an integral part of these financial statements.   25

Pioneer High Income Municipal Fund
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                         Six Months        10/17/06 (a)
                                                             Ended        (Commencement
                                                            2/29/08       of Operations)
                                                          (unaudited)       to 8/31/07
CLASS Y
Net asset value, beginning of period                       $  9.69          $ 10.00
                                                           -------          -------
Increase from investment operations:
  Net investment income                                    $  0.27          $  0.42
  Net realized and unrealized loss on investments            (1.01)           (0.30)
                                                           -------          -------
   Net increase (decrease) in net assets from
     investment operations                                 $ (0.74)         $  0.12
Distributions to shareowners:
  Net investment income                                      (0.27)           (0.43)
                                                           -------          -------
Net decrease in net asset value                            $ (1.01)         $ (0.31)
                                                           -------          -------
Net asset value, end of period                             $  8.68          $  9.69
                                                           =======          =======
Total return*                                                (7.87)%           1.12%***
Ratio of net expenses to average net assets                   0.93%**          1.23%**
Ratio of net investment income to average net assets          5.63%**          4.70%**
Portfolio turnover rate                                         92%**           130%***
Net assets, end of period (in thousands)                   $ 1,266          $ 1,080
Ratios with no waiver of management fees and as-
  sumption of expenses by PIM
  Net expenses                                                0.96%**          2.11%**
  Net investment income                                       5.60%**          3.82%**
Ratios with waiver of management fees and assump-
  tion of expenses by PIM and reduction for fees paid
  indirectly:
  Net expenses                                                0.93%**          1.23%**
  Net investment income                                       5.63%**          4.70%**

(a) Class Y shares were first publicly offered on October 17, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
*** Not Annualized.

26    The accompanying notes are an integral part of these financial statements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer High Income Municipal Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is non-diversified. The Fund commenced operations on October 17, 2006. The investment objective of the Fund is to maximize total return through a combination of income that is exempt from regular federal income tax and capital appreciation.

The Fund offers three classes of shares designated as Class A, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that has been adopted by Class A and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The fund's prospectuses contain information regarding the fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which, are consistent with those policies generally accepted in the investment company industry:

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available market quotations are valued at their fair values as determined by, or under the direction of the Board of Trustees. At February 29, 2008, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, exempt interest income, and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. All tax returns filed to date are subject to examination by tax authorities

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended August 31, 2007 was as follows:

--------------------------------------------------------------------------------

                                                             2007
                                                           --------
  Distributions paid from:
  Tax-exempt income                                        $433,538
  Ordinary income                                                38
                                                           --------
   Total                                                   $433,576
                                                           ========

--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007:

--------------------------------------------------------------------------------

                                                            2007
                                                          ---------
  Undistributed tax-exempt income                         $ 131,679
  Current year dividend payable                             (83,862)
  Current year post-october loss deferral                  (626,029)
  Unrealized depreciation                                  (383,340)
                                                          ---------
   Total                                                  $(961,552)
                                                          =========

--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax basis adjustments on partnerships and the tax treatment of premium and amortization.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $30,741 in underwriting commissions on the sale of Class A shares during the six months ended February 29, 2008.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.

2. Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $500 million; 0.475% of the next $500 million; and 0.45% of the excess over $1 billion. For the six months ended February 29, 2008, the net management fee was equivalent to 0.50% of average daily net assets.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit expenses to 0.90% and 1.80% of the average daily net assets attributable to Class A shares and Class C shares, respectively. The Class A limitation is in effect through January 1, 2011 and the Class C limitation is in effect through January 1, 2009.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

is $625 in management fees, administrative costs and certain other services payable to PIM at February 29, 2008.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected in the Statement of Assets and Liablities is $451 in transfer agent fees payable from PIMSS at February 29, 2008.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $603 in distribution fees payable to PFD at February 29, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. There is no CDSC for Class Y shares. For the six months ended February 29, 2008, no CDSCs were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 29, 2008, the Fund's expenses were reduced by $115 under such arrangements.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

6. New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on December 16, 2006. They considered that the Fund's performance for the period from January 1, 2007 through June 30, 2007 was in the first quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer High Income Municipal Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                               Officers
John F. Cogan, Jr., Chairman           John F. Cogan, Jr., President
David R. Bock                          Daniel K. Kingsbury, Executive
Mary K. Bush                           Vice President
Margaret B.W. Graham                   Vincent Nave, Treasurer
Daniel K. Kingsbury                    Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    OAK RIDGE
                                     ALL CAP
                                     GROWTH
                                      FUND

                                      ORACX
                                  Ticker Symbol



                                   Semiannual

                                     Report

                                     2/29/08


                                 [LOGO]PIONEER
                                       Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              9
Prices and Distributions                      10
Performance Update                            11
Comparing Ongoing Fund Expenses               14
Schedule of Investments                       16
Financial Statements                          21
Notes to Financial Statements                 27
Approval of Investment Advisory Agreement     33
Trustees, Officers and Service Providers      37

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing U.S. economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining. For the six months ending February 29, 2008, the Dow Jones Industrial Average fell 7%, the Standard & Poor's 500 Index declined 9% and the NASDAQ Composite Index fell 13%. The MSCI EAFE Developed Market Index of international stock markets fell 5% during that period. Only the MSCI Emerging Markets Index posted a positive return over the six-month period, rising 18%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 6% over the six months ending February 29, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1% over the same six-month period as its higher coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Letter


Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a worsening of the liquidity/credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.


Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08
--------------------------------------------------------------------------------


In the following interview, Robert McVicker, Pioneer Oak Ridge All Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced the Fund's performance during the six-month period ended February 29, 2008.

Q: How did the U.S. stock market perform during the reporting period, and how did this affect the Fund?

A: Domestic equities lost substantial ground during the past six months, reflecting investors' growing concern about the state of the U.S. economy. The effects of the subprime mortgage crisis became more widespread as the reporting period progressed, with the freeze-up of the credit markets growing more severe even in the face of aggressive interest rate cuts by the U.S. Federal Reserve Board (the Fed). That, in turn, led to deepening concerns about banks' balance sheets and extremely poor performance for financial stocks. By the beginning of 2008, it was becoming increasingly apparent that the problem was spreading into the broader U.S. economy, dampening growth and increasing the likelihood of a recession. When the dust settled at the end of February, stocks - as measured by the Fund's benchmark, the Russell 3000 Growth Index - had lost ground in each of the final four months of the six-month reporting period. That marked the first four-month losing streak for the market since April to July, 2002.

    In this environment, the Class A shares of the Fund returned -7.77%, trailing the -6.99% return over the same period for the Fund's benchmark, the Russell 3000 Growth Index (the Russell Index). During the same six-month period, the average return for the 542 funds in Lipper's Multi-Cap Growth category returned -7.29%.


    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Q:  What factors helped the Fund's performance during the reporting period?

A: We generated the largest margin of outperformance in the energy sector, where two of the Fund's three holdings - XTO Energy and Southwestern Energy - delivered exceptional returns. Given the slowing global economy and the strong performance of energy stocks in general during the six months ended February 29th, it is reasonable to expect a correction at some point in 2008. At that time, with prices of energy stocks at more reasonable valuations, we will likely seek to add to the Fund's energy holdings. With the robust development of emerging markets economies leading to a rapid increase in the need for oil, we believe the supply-and-demand imbalance in energy is here to stay.

    We also added value via strong stock selection in the poor-performing financials sector. The Fund stayed out of stocks affected by the subprime crisis and the resulting credit freeze, which was important given the sharp downturn in that segment of the market. The Fund instead focused on asset managers, such as Charles Schwab, which are positioned to capitalize on the growth in baby boomers' need for savings vehicles. In addition, the Fund placed an emphasis on companies with strong fundamental stories. A notable example is IntercontinentalExchange, which has benefited from increased futures trading volume.

    In the consumer staples sector, the Fund emphasized companies with good execution, a large percentage of international sales, and the ability to fight off the effects of rising raw materials costs through price increases. That led us to invest in Pepsi, Proctor & Gamble, and Church & Dwight. All three outperformed during the past six months, boosting the performance of the Fund relative to the Russell Index.

Q:  What were some areas in which the Fund underperformed?

A: The most significant source of underperformance was the Fund's positioning in the technology sector. There, fears of slower economic growth caused a number of large-cap stocks to lose substantial ground despite their solid fundamentals. Most notable among them were Google, Apple, Microsoft, and Cisco Systems. We believe all of the companies represent compelling investment opportunities following their downturns of the past six months.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08                            (continued)
--------------------------------------------------------------------------------


    The telecommunications sector also was problematic for the Fund. The one stock the Fund held in the sector, Metro PCS Communications, markets pre-paid cell phones and generates a large portion of its revenues from lower-income customers. In the environment of sluggish economic growth and slower consumer spending that characterized the past six months, the stock lost nearly half of its value. We have since sold the Fund's position in Metro PCS.

Q:  In what areas have you been finding opportunities?

A: The sell-off in stocks, while at times dramatic, has created opportunities for the Fund to buy growth stocks at what we believe are very attractive prices. Google, for example, suffered a major correction in the latter half of the period, falling from a high near $750 in early November 2007 to roughly $450 by the end of February 2008. The result is that the stock's price-to-earnings (P/E) ratio has fallen to the low 20s from its typical level of over 30. Still, the company is expected to achieve a growth rate in the low 30% range, meaning that its P/E to growth ("PEG") ratio is now at less than one. We believe that is a very attractive level given that Google holds a strong competitive position in markets with excellent long-term growth opportunities.

    Shares of Cisco Systems also lost ground during the market correction of the past six months. The stock now trades at a P/E of 14, which we find very attractive given that it is expected to maintain revenue growth of 10% and earnings growth between 10% and 15%. Believing Cisco is another example of a classic growth company selling at a very reasonable price, we are maintaining the Fund's position. That is also true for the Fund's other high-quality technology holdings that underperformed during the past six months: Apple, Qualcomm, Corning, and Microsoft. We believe all of those companies offer attractive long-term growth opportunities at reasonable prices.

Q:  Are you finding these opportunities outside of technology as well?

A: Yes. Many areas of the industrial sector, including aerospace and infrastructure, continue to benefit from robust demand. For example, the strong growth of the emerging markets economies is leading to rising air travel throughout the developing world, and that in turn is fueling the demand for new airplanes. Two of the

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    Fund's holdings - Boeing and Precision Castparts - have developed large order backlogs as a result of the trend, yet the valuations of both companies have declined to what we believe are very attractive levels. Similarly, the P/E ratio of the defense company Raytheon has fallen into the mid-teens, despite earnings growth of between 15% and 16%. A newer holding for the Fund is Airgas, which sells industrial gases to customers such as hospitals, manufacturers, and construction companies. We like Airgas due to its recurring revenue streams, which is a positive at a time of slowing economic growth, and the fact that it is trading at a reasonable P/E ratio of 15, with earnings growth of about 14%.

    We are also optimistic about the Fund's holdings in the health care sector. We have avoided large-cap pharmaceutical stocks based on the lack of new blockbuster drug offerings on the horizon, as well as rising competition from generic drugs. We instead have concentrated on biotechnology companies, which are not subject to generic competition and currently trade at reasonable valuations relative to their growth rates. Examples include Genentech, Gilead Sciences, and Celgene. We believe all three remain compelling investments, particularly in the current environment.

    Those are just a few examples of the types of opportunities we are finding in classic, high-quality growth companies. Such stocks tend to be most heavily represented in the large-cap sector, and that is reflected in the Fund's increased weighting in that segment of the market. The Fund is also overweight in mid-caps, which is consistently an area where we find compelling growth investment opportunities for the Fund. The portfolio is underweight in small-caps, but we may look to increase the Fund's small-cap weighting once the market environment becomes more stable.

Q:  Do you have any closing thoughts for investors?

A: In the short-term, we remain cautious due to the scope of the economic issues that continue to overhang the stock market. From a longer-term standpoint, however, we are excited at the opportunity to buy shares of high-quality growth companies at attractive prices. The recent decline in stock prices has made the risk/reward equation for high- quality growth stocks much more favorable now than it was throughout most of 2006 and 2007.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08                            (continued)
--------------------------------------------------------------------------------


    Believing long-term investors will likely look back on this period as a favorable time to invest, we view the ongoing market volatility as an opportunity rather than a challenge.


The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/29/08
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                    86.6%
Temporary Cash Investments                            11.8%
Depositary Receipts for International Stock            1.6%


 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                24.7%
Health Care                                           21.6%
Industrials                                           16.3%
Consumer Discretionary                                10.3%
Energy                                                 8.3%
Consumer Staples                                       7.6%
Financials                                             7.4%
Materials                                              3.8%


 10 Largest Holdings
--------------------------------------------------------------------------------

(As a percentage of total equity holdings)*



    1.   Google, Inc.                                 3.72%
    2.   XTO Energy, Inc.                             3.11
    3.   Cisco Systems, Inc.                          3.08
    4.   Procter & Gamble Co.                         2.89
    5.   Southwestern Energy Co.                      2.88
    6.   Thermo Fisher Scientific, Inc.               2.87
    7.   Danaher Corp.                                2.52
    8.   PepsiCo, Inc.                                2.46
    9.   General Electric Co.                         2.42
   10.   Waste Connections, Inc.                      2.40



* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

 Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class   2/29/08   8/31/07
------- --------- --------
   A     $10.32   $11.19
   C     $10.21   $11.11
   Y     $10.34   $11.19



 Distributions Per Share

--------------------------------------------------------------------------------


                     9/1/07 - 2/29/08
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A        $ -            $ -            $ -
   C        $ -            $ -            $ -
   Y        $ -            $ -            $ -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

   The Russell 3000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

   The index defined here pertains to the "Value of $10,000 Investment" charts on pages 11-13.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                               CLASS A SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge All Cap Growth Fund at public offering price, compared to that of the Russell 3000 Growth Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                  Pioneer
                 Oak Ridge         Russell
                  All Cap           3000
                Growth Fund      Growth Index

10/06               9425            10000
2/07                9681            10305
2/08                9690            10275


--------------------------------------------------------------------------------
 Average Annual Total Returns
 (As of February 29, 2008)
                                            Net Asset    Public Offering
 Period                                     Value (NAV)     Price (POP)
 Life-of-Class
 (10/17/06)                                   2.33%          -2.00%
 1 Year                                       0.10%          -5.67%
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2007)
                                              Gross            Net

                                              8.72%           1.25%

--------------------------------------------------------------------------------


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Some expenses are based on estimated amounts for the current fiscal year.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.


The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                              CLASS C SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge All Cap Growth Fund, compared to that of the Russell 3000 Growth Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                  Pioneer
                 Oak Ridge         Russell
                  All Cap           3000
                Growth Fund      Growth Index

10/06              10000            10000
2/07               10239            10305
2/08               10169            10275

--------------------------------------------------------------------------------
 Average Annual Total Returns
 (As of February 29, 2008)
                                               If            If
 Period                                       Held        Redeemed
 Life-of-Class
 (10/17/06)                                   1.53%         1.53%
 1 Year                                      -0.68%        -0.68%
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2007)
                                             Gross           Net

                                             9.61%          2.15%

--------------------------------------------------------------------------------


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.


Some expenses are based on estimated amounts for the current fiscal year.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.


The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                               CLASS Y SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge All Cap Growth Fund, compared to that of the Russell 3000 Growth Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                  Pioneer
                 Oak Ridge         Russell
                  All Cap           3000
                Growth Fund      Growth Index

10/06              10000            10000
2/07               10259            10305
2/08               10319            10275


--------------------------------------------------------------------------------
 Average Annual Total Returns
 (As of February 29, 2008)
                                           If       If
 Period                                   Held   Redeemed
 Life-of-Class
 (10/17/06)                               2.47%    2.47%
 1 Year                                   0.58%    0.58%
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2007)
                                          Gross     Net

                                          8.41%    0.95%

--------------------------------------------------------------------------------

Call 1-800-225-6292 or www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Some expenses are based on estimated amounts for the current fiscal year.


Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund


Based on actual returns from September 1, 2007 through February 29, 2008



Actual
Share Class                A              C              Y
--------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00
 Value On 9/1/07
 Ending Account        $  922.30      $  919.00      $  924.00
 Value On 2/29/08
 Expenses Paid         $    5.97      $   10.26      $    5.36
 During Period*



* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, and 1.12%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund


Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2007 through February 29, 2008



Hypothetical
Share Class                A              C              Y
--------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00
 Value On 9/1/07
 Ending Account        $1,018.65      $1,014.17      $1,019.29
 Value On 2/29/08
 Expenses Paid         $    6.27      $   10.77      $    5.62
 During Period*



* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 1.12%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------


Shares                                                        Value
           COMMON STOCKS - 86.8%
           Energy - 7.2%
           Oil & Gas Equipment & Services - 2.0%
   945     Schlumberger, Ltd.                            $   81,695
                                                         ----------
           Oil & Gas Exploration & Production - 5.2%
 1,595     Southwestern Energy Co.*                      $  104,042
 1,817     XTO Energy, Inc.                                 112,127
                                                         ----------
                                                         $  216,169
                                                         ----------
           Total Energy                                  $  297,864
                                                         ----------
           Materials - 3.3%
           Industrial Gases - 1.8%
 1,505     Airgas, Inc.                                  $   73,128
                                                         ----------
           Specialty Chemicals - 1.5%
 1,350     Ecolab, Inc.*                                 $   63,167
                                                         ----------
           Total Materials                               $  136,295
                                                         ----------
           Capital Goods - 10.6%
           Aerospace & Defense - 4.9%
   855     Boeing Co.                                    $   70,785
   570     Precision Castparts Corp.                         62,922
 1,110     Raytheon Co.                                      71,972
                                                         ----------
                                                         $  205,679
                                                         ----------
           Industrial Conglomerates - 2.1%
 2,630     General Electric Co.                          $   87,158
                                                         ----------
           Industrial Machinery - 3.6%
 1,225     Danaher Corp.                                 $   90,834
 1,900     Idex Corp.                                        57,304
                                                         ----------
                                                         $  148,138
                                                         ----------
           Total Capital Goods                           $  440,975
                                                         ----------
           Commercial Services & Supplies - 3.6%
           Environmental & Facilities Services - 3.6%
 1,155     Stericycle, Inc.*                             $   62,243
 2,850     Waste Connections, Inc.*                          86,527
                                                         ----------
                                                         $  148,770
                                                         ----------
           Total Commercial Services & Supplies          $  148,770
                                                         ----------


16     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Shares                                                     Value
           Automobiles & Components - 1.6%
           Auto Parts & Equipment - 1.6%
 2,105     Johnson Controls, Inc.                     $   69,170
                                                      ----------
           Total Automobiles & Components             $   69,170
                                                      ----------
           Consumer Services - 1.4%
           Hotels, Resorts & Cruise Lines - 1.4%
 1,660     Marriott International, Inc.               $   56,606
                                                      ----------
           Total Consumer Services                    $   56,606
                                                      ----------
           Media - 1.3%
           Movies & Entertainment - 1.3%
 2,905     News Corp., Inc.                           $   53,481
                                                      ----------
           Total Media                                $   53,481
                                                      ----------
           Retailing - 4.6%
           Computer & Electronics Retail - 1.5%
 1,440     Gamestop Corp.*                            $   60,998
                                                      ----------
           General Merchandise Stores - 1.3%
 1,025     Target Corp.                               $   53,925
                                                      ----------
           Specialty Stores - 1.8%
 3,445     Staples, Inc.                              $   76,651
                                                      ----------
           Total Retailing                            $  191,574
                                                      ----------
           Food, Beverage & Tobacco - 2.1%
           Soft Drinks - 2.1%
 1,275     PepsiCo, Inc.                              $   88,689
                                                      ----------
           Total Food, Beverage & Tobacco             $   88,689
                                                      ----------
           Household & Personal Products - 4.5%
           Household Products - 4.5%
 1,540     Church & Dwight Co., Inc.                  $   82,328
 1,575     Procter & Gamble Co.*                         104,234
                                                      ----------
                                                      $  186,562
                                                      ----------
           Total Household & Personal Products        $  186,562
                                                      ----------
           Health Care Equipment & Services - 5.8%
           Health Care Distributors - 1.7%
 1,210     Henry Schein, Inc.*                        $   72,382
                                                      ----------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Shares                                                     Value
           Health Care Equipment - 1.3%
   865     Hologic, Inc.*                             $   52,168
                                                      ----------
           Health Care Services - 1.1%
 1,365     American Healthways, Inc.*                 $   46,888
                                                      ----------
           Managed Health Care - 1.7%
 1,025     Wellpoint, Inc.*                           $   71,832
                                                      ----------
           Total Health Care Equipment & Services     $  243,270
                                                      ----------
           Pharmaceuticals & Biotechnology - 12.9%
           Biotechnology - 4.9%
 1,135     Celgene Corp.*                             $   63,980
   860     Genentech, Inc.*                               65,145
 1,540     Gilead Sciences, Inc.*                         72,873
                                                      ----------
                                                      $  201,998
                                                      ----------
           Life Sciences Tools & Services - 2.5%
 1,855     Thermo Fisher Scientific, Inc.*            $  103,750
                                                      ----------
           Pharmaceuticals - 5.5%
 1,540     Abbott Laboratories                        $   82,467
 1,420     Allergan, Inc.                                 84,107
 1,310     Novartis AG (A.D.R.)                           64,387
                                                      ----------
                                                      $  230,961
                                                      ----------
           Total Pharmaceuticals & Biotechnology      $  536,709
                                                      ----------
           Diversified Financials - 4.5%
           Asset Management & Custody Banks - 1.3%
   560     Affiliated Managers Group, Inc.*           $   53,956
                                                      ----------
           Investment Banking & Brokerage - 1.6%
 3,340     Charles Schwab Corp.                       $   65,498
                                                      ----------
           Specialized Finance - 1.6%
   510     IntercontinentalExchange, Inc.*            $   66,453
                                                      ----------
           Total Diversified Financials               $  185,907
                                                      ----------
           Insurance - 2.0%
           Life & Health Insurance - 2.0%
 1,315     Aflac, Inc.                                $   82,069
                                                      ----------
           Total Insurance                            $   82,069
                                                      ----------


18     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Shares                                                    Value
           Software & Services - 8.3%
           Application Software - 3.4%
 1,940     Adobe Systems, Inc.*                      $   65,281
 1,995     Ansys, Inc.*                                  74,553
                                                     ----------
                                                     $  139,834
                                                     ----------
           Internet Software & Services - 3.2%
   285     Google, Inc.*                             $  134,286
                                                     ----------
           Systems Software - 1.7%
 2,660     Microsoft Corp.                           $   72,405
                                                     ----------
           Total Software & Services                 $  346,525
                                                     ----------
           Technology Hardware & Equipment - 9.6%
           Communications Equipment - 5.9%
 4,560     Cisco Systems, Inc.*                      $  111,127
 2,210     Corning, Inc.*                                51,338
 1,970     Qualcomm, Inc.                                83,469
                                                     ----------
                                                     $  245,934
                                                     ----------
           Computer Hardware - 3.7%
   615     Apple, Inc.*                              $   76,887
 1,605     Hewlett-Packard Co.                           76,671
                                                     ----------
                                                     $  153,558
                                                     ----------
           Total Technology Hardware & Equipment     $  399,492
                                                     ----------
           Semiconductors - 3.5%
           Semiconductors - 3.5%
 1,250     Hittite Microwave Corp.*                  $   41,388
 2,004     NVIDIA Corp.*                                 42,866
 2,025     Texas Instruments, Inc.                       60,669
                                                     ----------
                                                     $  144,923
                                                     ----------
           Total Semiconductors                      $  144,923
                                                     ----------
           TOTAL COMMON STOCKS
           (Cost $3,832,530)                         $3,608,881
                                                     ----------


The accompanying notes are an integral part of these financial statements.   19

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------


 Shares                                                             Value
            TEMPORARY CASH INVESTMENT - 11.7%
            Repurchase Agreement - 11.7%
485,000     Barclays Plc, 3.18%, dated 2/29/08, repurchase
            price of $485,000 plus accrued interest on
            3/3/08 collateralized by the following:
             $66,283 Federal National Mortgage Association,
             6.0%, 2/1/38
             $70,493 Federal National Mortgage Association
             (ARM), 6.094%, 11/1/36
             $64,457 Federal National Mortgage Association,
             5.5%, 8/1/37
             $135,414 Federal National Mortgage Association,
             4.5%, 5/1/19
             $115,569 Freddie Mac Giant, 6.0%, 9/1/36
             $56,708 Federal National Mortgage Association
             (ARM), 4.73%, 2/1/38
             $51,055 U.S. Treasury Bond, 7.875%, 2/15/21       $  485,000
                                                               ----------
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost $485,000)                                    $  485,000
                                                               ----------
            TOTAL INVESTMENT IN SECURITIES - 98.5%
            (Cost $4,317,530)(a)                               $4,093,881
                                                               ----------
            OTHER ASSETS AND LIABILITIES - 1.5%                $   64,526
                                                               ----------
            TOTAL NET ASSETS - 100.0%                          $4,158,407
                                                               ==========



*     Non-income producing security.

(a) At February 29, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $4,328,563 was as follows:



       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $  84,604
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (319,286)
                                                                                ---------
       Net unrealized loss                                                      $(234,682)
                                                                                =========



Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 29, 2008 aggregated $2,838,940 and $721,431, respectively.



20     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/29/08 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (cost $4,317,530)      $4,093,881
  Cash                                                          13,610
  Receivables -
    Investment securities sold                                  35,942
    Fund shares sold                                            84,278
    Dividends and interest                                       4,315
    Due from Pioneer Investment Management, Inc.                 9,558
  Other                                                         20,538
                                                            ----------
     Total assets                                           $4,262,122
                                                            ----------
LIABILITIES:
  Payables -
    Investment securities purchased                         $   73,859
    Fund shares repurchased                                         97
  Due to affiliates                                                592
  Accrued expenses                                              29,167
                                                            ----------
     Total liabilities                                      $  103,715
                                                            ----------
NET ASSETS:
  Paid-in capital                                           $4,397,522
  Accumulated net investment loss                               (5,778)
  Accumulated net realized loss on investments                  (9,688)
  Net unrealized loss on investments                          (223,649)
                                                            ----------
     Total net assets                                       $4,158,407
                                                            ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,972,710/288,032 shares)              $    10.32
                                                            ==========
  Class C (based on $841,118/82,405 shares)                 $    10.21
                                                            ==========
  Class Y (based on $344,579/33,333 shares)                 $    10.34
                                                            ==========
MAXIMUM OFFERING PRICE:
  Class A ($10.32 [divided by] 94.25%)                      $    10.95
                                                            ==========


The accompanying notes are an integral part of these financial statements.   21

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $289)         $10,962
  Interest                                                    5,692
  Income from securities loaned, net                            327
                                                            -------
     Total investment income                                              $   16,981
                                                                          ----------
EXPENSES:
  Management fees                                           $11,760
  Transfer agent fees and expenses
    Class A                                                   1,715
    Class C                                                     437
    Class Y                                                      60
  Distribution fees
    Class A                                                   2,164
    Class C                                                   3,807
  Administrative fees                                           353
  Custodian fees                                             10,120
  Registration fees                                          19,138
  Professional fees                                          24,958
  Printing expense                                            6,416
  Fees and expenses of nonaffiliated trustees                 3,352
  Miscellaneous                                               1,504
                                                            -------
     Total expenses                                                       $   85,784
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                     (62,935)
     Less fees paid indirectly                                                   (90)
                                                                          ----------
     Net expenses                                                         $   22,759
                                                                          ----------
       Net investment loss                                                $   (5,778)
                                                                          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                        $    1,345
                                                                          ----------
  Change in net unrealized gain (loss) on investments                     $ (403,736)
                                                                          ----------
  Net loss on investments                                                 $ (402,391)
                                                                          ----------
  Net decrease in net assets resulting from operations                    $ (408,169)
                                                                          ==========


22     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08 and the Period from 10/17/06
(Commencement of Operations) to 8/31/07



                                                          Six Months
                                                             Ended          10/17/06
                                                            2/29/08            to
                                                          (unaudited)        8/31/07
FROM OPERATIONS:
Net investment loss                                      $   (5,778)      $   (7,187)
Net realized gain (loss) on investments                       1,345           (5,284)
Change in net unrealized gain (loss) on investments        (403,736)         180,087
                                                         ----------       ----------
    Net increase (decrease) in net assets resulting
     from operations                                     $ (408,169)      $  167,616
                                                         ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $2,913,072       $1,129,905
Cost of shares repurchased                                 (410,422)        (233,595)
                                                         ----------       ----------
    Net increase in net assets resulting from
     Fund share transactions                             $2,502,650       $  896,310
                                                         ----------       ----------
    Net increase in net assets                           $2,094,481       $1,063,926
NET ASSETS:
Beginning of period (initial capitalization -
  100,000 shares)                                         2,063,926        1,000,000
                                                         ----------       ----------
End of period                                            $4,158,407       $2,063,926
                                                         ==========       ==========
Accumulated net investment loss, end of period           $   (5,778)      $        -
                                                         ==========       ==========




                                  '08 Shares      '08 Amount      '07 Shares      '07 Amount
                                 (unaudited)      (unaudited)
CLASS A*
Shares sold                        227,657       $2,579,718          68,773     $734,945
Less shares repurchased            (34,591)        (372,660)         (7,140)     (77,562)
                                   -------       ----------          ------     ---------
    Net increase                   193,066       $2,207,058          61,633     $657,383
                                   =======       ==========          ======     =========
CLASS C*
Shares sold                         29,181       $  333,354          36,449     $384,800
Less shares repurchased             (2,423)         (27,380)        (14,135)    (156,033)
                                   -------       ----------         -------     ---------
    Net increase                    26,758       $  305,974          22,314     $228,767
                                   =======       ==========         =======     =========
CLASS Y*
Shares sold                              -                -             887     $ 10,160
Less shares repurchased               (887)         (10,382)              -            -
                                   -------       ----------         -------     ---------
    Net increase (decrease)           (887)      $  (10,382)            887     $ 10,160
                                   =======       ==========         =======     =========



* Class A, Class C, and Class Y shares were first publicly offered on October 17, 2006.


The accompanying notes are an integral part of these financial statements.   23

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           Six Months
                                                              Ended          10/17/06 (a)
                                                             2/29/08              to
                                                           (unaudited)          8/31/07
CLASS A
Net asset value, beginning of period                       $  11.19           $  10.00
                                                           --------           --------
Increase (decrease) from investment operations:
  Net investment loss                                      $  (0.01)          $  (0.01)
  Net realized and unrealized gain (loss)
   on investments                                             (0.86)              1.20
                                                           --------           --------
   Net increase (decrease) from investment
     operations                                            $  (0.87)          $   1.19
                                                           --------           --------
Net asset value, end of period                             $  10.32           $  11.19
                                                           ========           ========
Total return*                                                 (7.77)%            11.90%(b)
Ratio of net expenses to average net assets+                   1.26%**            1.25%**
Ratio of net investment loss to average net assets+           (0.15)%**          (0.22)%**
Portfolio turnover rate                                          50%**              41%(b)
Net assets, end of period (in thousands)                   $  2,973           $  1,063
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                 5.28%**            8.72%**
  Net investment loss                                         (4.17)%**          (7.69)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                 1.25%**            1.25%**
  Net investment loss                                         (0.14)%**          (0.22)%**



(a) Class A shares were first publicly offered on October 17, 2006.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


24     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           Six Months
                                                              Ended          10/17/06 (a)
                                                             2/29/08              to
                                                           (unaudited)          8/31/07
CLASS C
Net asset value, beginning of period                       $  11.11           $  10.00
                                                           --------           --------
Increase (decrease) from investment operations:
  Net investment loss                                      $  (0.05)          $  (0.09)
  Net realized and unrealized gain (loss)
   on investments                                             (0.85)              1.20
                                                           --------           --------
   Net increase (decrease) from investment
     operations                                            $  (0.90)          $   1.11
                                                           --------           --------
Net asset value, end of period                             $  10.21           $  11.11
                                                           ========           ========
Total return*                                                 (8.10)%            11.10%(b)
Ratio of net expenses to average net assets+                   2.16%**            2.15%**
Ratio of net investment loss to average net assets+           (1.11)%**          (1.13)%**
Portfolio turnover rate                                          50%**              41%(b)
Net assets, end of period (in thousands)                   $    841           $    618
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                 6.14%**            9.61%**
  Net investment loss                                         (5.09)%**          (8.59)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                 2.15%**            2.15%**
  Net investment loss                                         (1.10)%**          (1.13)%**



(a) Class C shares were first publicly offered on October 17, 2006.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   25

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           Six Months
                                                              Ended          10/17/06 (a)
                                                             2/29/08              to
                                                           (unaudited)          8/31/07
CLASS Y
Net asset value, beginning of period                       $  11.19           $  10.00
                                                           --------           --------
Increase (decrease) from investment operations:
  Net investment loss                                      $  (0.01)          $  (0.02)
  Net realized and unrealized gain (loss)
   on investments                                             (0.84)              1.21
                                                           --------           --------
   Net increase (decrease) from investment
     operations                                            $  (0.85)          $   1.19
                                                           --------           --------
Net asset value, end of period                             $  10.34           $  11.19
                                                           ========           ========
Total return*                                                 (7.60)%            11.90%(b)
Ratio of net expenses to average net assets+                   1.12%**            1.25%**
Ratio of net investment loss to average net assets+           (0.11)%**          (0.25)%**
Portfolio turnover rate                                          50%**              41%(b)
Net assets, end of period (in thousands)                   $    345           $    383
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  of fees paid indirectly:
  Net expenses                                                 5.18%**            8.41%**
  Net investment loss                                         (4.17)%**          (7.41)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  of fees paid indirectly:
  Net expenses                                                 1.12%**            1.25%**
  Net investment loss                                         (0.11)%**          (0.25)%**



(a) Class Y shares were first publicly offered on October 17, 2006.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


26     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------


1.  Organization and Significant Accounting Policies
Pioneer Oak Ridge All Cap Growth Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is capital appreciation.

The Fund offers three classes of shares - Class A, Class C and Class Y shares. Class A, Class C and Class Y shares were first publicly offered on October 17, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------


    trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At February 29, 2008, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the fiscal year. There were no distributions paid during the period ended August 31, 2007.

    The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007:


--------------------------------------------------------------------------------

                                                                   2007
--------------------------------------------------------------------------------
  Unrealized appreciation                                        $169,054
                                                                 --------
    Total                                                        $169,054
                                                                 ========
--------------------------------------------------------------------------------




    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $3,895 in underwriting commissions on the sale of Class A shares during the six months ended February 29, 2008.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------


    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class C, and Class Y shares bear different transfer agent and distribution expense rates.

E.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

2.  Management Agreement

PIM, a wholly owned subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $500 million; and 0.70% on assets over $500 million. The management fees were equivalent to 0.75% of the average daily net assets for the six months ended February 29, 2008.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25% and 2.15% of the average daily net assets attributable to Class A and Class C shares, respectively. These expense limitations are in effect through January 1, 2011 for Class A shares and through January 1, 2009 for Class C shares. Effective January 1, 2008, Pioneer has contractually agreed to limit Class Y expenses to 0.95% of the average daily net assets attributable to Class Y shares. This expense limitation is in effect through January 1, 2009.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $86 in management fees, administrative costs, and certain other services payable to PIM at February 29, 2008.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $463 in transfer agent fees payable to PIMSS at February 29, 2008.

4.  Distribution Plans

The Fund adopted a Plan of Distribution for Class A and Class C shares (Class A Plan, and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $43 in distribution fees payable to PFD at February 29, 2008.

In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended February 29, 2008, CDSCs in the amount of $34 were paid to PFD.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------


5.  Expense Offset Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 29, 2008, the Fund's expenses were reduced by $90 under such arrangements.

6.  New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------


Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Oak Ridge Investments, LLC to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement and sub-advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory and sub-advisory agreements for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM and the sub-adviser in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM and the sub-adviser. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement and the sub-advisory agreement for another year.

In considering the continuation of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreements.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM and the sub-adviser to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the sub-adviser and the personnel of PIM and the sub-adviser who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------


In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers (including the sub-adviser) and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM and the sub-adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on October 16, 2006. They considered that the Fund's performance for the period from January 1, 2007 through June 30, 2007 was in the third quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the sub-adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the first quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the sub-adviser of the Fund, were reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the sub-adviser, and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------


Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to each of PIM and the sub-adviser from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the benefits to the sub-adviser and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to each of PIM and the sub-adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the sub-adviser and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the sub-adviser, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of each of the investment advisory agreement and sub-advisory agreement for the Fund.

Pioneer Oak Ridge All Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Trustees                           Officers
John F. Cogan, Jr., Chairman       John F. Cogan, Jr., President
David R. Bock                      Daniel K. Kingsbury, Executive Vice President
Mary K. Bush                       Vincent Nave, Treasurer
Margaret B.W. Graham               Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.



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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                     SELECT
                                    RESEARCH
                                     GROWTH
                                      FUND

                                      SRSGX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     2/29/08

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               11
Schedule of Investments                       13
Financial Statements                          19
Notes to Financial Statements                 23
Approval of Investment Advisory Agreement     28
Trustees, Officers and Service Providers      32

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing U.S. economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining. For the six months ending February 29, 2008, the Dow Jones Industrial Average fell 7%, the Standard & Poor's 500 Index declined 9% and the NASDAQ Composite Index fell 13%. The MSCI EAFE Developed Market Index of international stock markets fell 5% during that period. Only the MSCI Emerging Markets Index posted a positive return over the six-month period, rising 18%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 6% over the six months ending February 29, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1% over the same six-month period as its higher coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a worsening of the liquidity/credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.


Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08
--------------------------------------------------------------------------------

After peaking in November 2007, the domestic equity market then suffered a sharp reversal in momentum that continued through the first two months of 2008. As a consequence, major stock index benchmarks fell substantially for the six-month period ended February 29, 2008. In the following discussion, members of the team responsible for managing Pioneer Select Research Growth Fund review the Fund's last six months, Diego Franzin, Ashesh Savla and John Peckham, CFA, discuss the factors that affected the Fund's performance during the period. Mr. Franzin is Head of Pioneer's U.S. Quantitative Research & Management, Mr. Savla is a Quantitative Analyst at Pioneer, and Mr. Peckham is Head of Pioneer's U.S. Equity Research Group.

Q: How did Pioneer Select Research Growth Fund perform during the six months ended February 29, 2008?

A: Select Research Growth Fund's Class A Shares had a total return of -6.96%, at net asset value, for the period. During the same six months, the Fund's benchmark, the Russell 1000 Growth Index (the Russell Index), returned -6.56%, while the average return of the 750 mutual funds in Lipper's Large Cap Growth category was -5.98%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors influencing the Fund's performance during the six months?

A: Consistent with the Fund's investment discipline, stock selection played a significant role in determining performance relative to the benchmark Russell Index. We seek to keep the Fund's overall sector positioning equal to that of the benchmark, while selecting what we believe to be the most attractive opportunities within each sector. Most major stock benchmarks fell hard after the Standard and Poor's 500 Index (the S&P 500) hit its high in

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     October 2007. Stock prices declined as investors worried that the impact of the subprime mortgage crisis was extending throughout the financial markets and fears grew that the economy was at risk of falling into recession. The financials and consumer discretionary sectors felt the most severe effects of the downturn in investor sentiment. While the overall market trend was down, stock prices fluctuated significantly from day-to-day. Investors evaluated each new economic report and attempted to assess the impact of the U.S. Federal Reserve Board's (the Fed) efforts to avert recession by pumping additional liquidity into the economy. Over the final six months of 2007, amid growing uncertainties, growth stocks tended to hold up better than value stocks, as investors sought out growth opportunities wherever they might be available. However, value stocks did somewhat better than growth stocks early in 2008, as the reality of the economic slump became increasingly evident and the market appeared to prefer higher-quality companies with sound financial positions.

     Throughout the period we maintained the Fund's basic positioning, with sector weightings equal to those of the Russell Index. We focused on individual stock selection within each sector for the Fund, maintaining a portfolio of stocks in about 50 different companies selected from among the 100 stocks in the Pioneer Research Fund portfolio. The stocks, which include shares of both growth and value companies, are ranked by our proprietary quantitative screening process, based upon our research into the performance of stocks in 17 different sectors and industries. The process is distinctive because of its combination of both qualitative research techniques and quantitative analysis.

Q:   What types of investments most influenced the Fund's performance?

A: Our selections in two sectors, energy and information technology, were particularly successful for the Fund. Among our energy selections, top performers for the Fund included: Apache, a global oil & gas exploration and production company; Weatherford International, an oil field services corporation; and Hess, an integrated exploration, production, refining and marketing company. Hess's prospects have improved as a result of discoveries in the Tupi Oil Field off Brazil. We opted to sell our Hess position late in the period to pursue other opportunities. The best performance among our

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08                            (continued)
--------------------------------------------------------------------------------

     information technology holdings came from internet company Yahoo, whose stock price rose as it received a takeover offer from Microsoft. Other individual holdings that helped the Fund's performance included fast food giant McDonald's and global mining leader Freeport McMoRan Copper & Gold.

     Holding back the Fund's results relative to the Russell Index were selections in the financials and health care sectors. In the financials group, our investments in broker Merrill Lynch and in First Marblehead, a firm specializing in securitizing student loans, both declined sharply in the fallout in credit markets. We sold the Merrill Lynch position late in 2007. In health care, pharmaceutical corporation Schering-Plough's stock fell on concerns about the effectiveness of Vytorin, an anti-cholesterol drug, while health care equipment company Insulet declined on concerns about its insulin pump.

Q:   What is your investment outlook?

A: Entering the second half of the Fund's fiscal year, stocks continue to show significant day-to-day volatility amid uncertainty about the direction of the overall economy and of the market. Concerns about interest rates, inflation and economic growth have remained troubling to investors. We intend to keep our focus on bottom-up research into individual companies as we search for companies in all sectors that show the potential to perform well, even in periods of distress and uncertainty.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/29/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       96.6%
Temporary Cash Investments                                3.4%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                                   26.7%
Health Care                                              16.3%
Industrials                                              13.2%
Consumer Discretionary                                   11.2%
Consumer Staples                                         10.2%
Energy                                                    9.7%
Financials                                                6.3%
Materials                                                 3.8%
Utilities                                                 1.9%
Telecommunication Services                                0.7%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Microsoft Corp.                                               4.09%
 2.   Hewlett-Packard Co.                                           3.91
 3.   Cisco Systems, Inc.                                           3.75
 4.   Coca-Cola Co.                                                 3.57
 5.   Oracle Corp.                                                  3.29
 6.   Weatherford International, Ltd.                               2.96
 7.   Intel Corp.                                                   2.82
 8.   United Technologies Corp.                                     2.69
 9.   Apache Corp.                                                  2.58
10.   Freeport-McMoRan Copper & Gold, Inc. (Class B)                2.56

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   2/29/08   8/31/07
------- --------- --------
    A    $10.32   $12.25


Distributions Per Share
--------------------------------------------------------------------------------

                       9/1/07 - 2/29/08
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   A    $ -              $0.8518             $0.3211


Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                               CLASS A SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Research Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of February 29, 2008)
--------------------------------------------------------------------------------
                                        Net Asset    Public Offering
Period                                 Value (NAV)     Price (POP)
Life-of-Class
(12/15/05)                                6.25%         3.44%
1 Year                                    2.03         -3.82
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2007)

                                         Gross           Net
                                         13.49%         1.25%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

                Pioneer
                Select
               Research       Russell 1000
              Growth Fund     Growth Index

12/05           $ 9,425          $10,000
2/06              9,587           10,159
2/07             10,762           10,977
2/08             10,981           11,022

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000(R) Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Growth Fund

Based on actual returns from September 1, 2007 through February 29, 2008

Share Class                                                       A
--------------------------------------------------------------------------------
Beginning Account Value On 9/1/07                             $1,000.00
Ending Account Value On 2/29/08                               $  930.40
Expenses Paid During Period*                                  $    6.00

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2007 through February 29, 2008

Share Class                                                       A
--------------------------------------------------------------------------------
Beginning Account Value On 9/1/07                             $1,000.00
Ending Account Value On 2/29/08                               $1,018.65
Expenses Paid During Period*                                  $    6.27

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                            Value
           COMMON STOCKS - 98.3%
           Energy - 9.5%
           Integrated Oil & Gas - 2.2%
  141      Chevron Corp.                                         $ 12,219
                                                                 --------
           Oil & Gas Equipment & Services - 2.9%
  241      Weatherford International, Inc.*                      $ 16,610
                                                                 --------
           Oil & Gas Exploration & Production - 2.5%
  126      Apache Corp.                                          $ 14,453
                                                                 --------
           Oil & Gas Storage & Transportation - 1.9%
  675      EL Paso Corp.                                         $ 11,003
                                                                 --------
           Total Energy                                          $ 54,285
                                                                 --------
           Materials - 3.7%
           Diversified Metals & Mining - 2.5%
  142      Freeport-McMoRan Copper & Gold, Inc. (Class B)        $ 14,322
                                                                 --------
           Steel - 1.2%
  106      Nucor Corp.                                           $  6,844
                                                                 --------
           Total Materials                                       $ 21,166
                                                                 --------
           Capital Goods - 8.2%
           Aerospace & Defense - 2.7%
  214      United Technologies Corp.                             $ 15,089
                                                                 --------
           Construction & Engineering - 2.1%
  357      KBR, Inc.*                                            $ 11,899
                                                                 --------
           Industrial Conglomerates - 2.4%
  176      3M Co.                                                $ 13,798
                                                                 --------
           Industrial Machinery - 1.0%
  142      Crane Co.                                             $  5,855
                                                                 --------
           Total Capital Goods                                   $ 46,641
                                                                 --------
           Transportation - 4.8%
           Air Freight & Couriers - 2.5%
  203      United Parcel Service, Inc.                           $ 14,259
                                                                 --------
           Railroads - 2.3%
  148      Burlington Northern, Inc.                             $ 12,991
                                                                 --------
           Total Transportation                                  $ 27,250
                                                                 --------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
           Consumer Services - 4.0%
           Restaurants - 4.0%
  214      McDonald's Corp.                                      $ 11,580
  325      Yum! Brands, Inc.                                       11,196
                                                                 --------
                                                                 $ 22,776
                                                                 --------
           Total Consumer Services                               $ 22,776
                                                                 --------
           Media - 1.5%
           Movies & Entertainment - 1.5%
  220      Viacom, Inc. (Class B)*                               $  8,745
                                                                 --------
           Total Media                                           $  8,745
                                                                 --------
           Retailing - 5.5%
           Apparel Retail - 2.1%
  158      Abercrombie & Fitch Co.                               $ 12,250
                                                                 --------
           Department Stores - 1.4%
  167      J.C. Penney Co., Inc.                                 $  7,717
                                                                 --------
           General Merchandise Stores - 2.0%
  218      Target Corp.                                          $ 11,469
                                                                 --------
           Total Retailing                                       $ 31,436
                                                                 --------
           Food & Drug Retailing - 2.2%
           Drug Retail - 2.2%
  307      CVS Corp.                                             $ 12,397
                                                                 --------
           Total Food & Drug Retailing                           $ 12,397
                                                                 --------
           Food, Beverage & Tobacco - 5.7%
           Soft Drinks - 3.5%
  342      Coca-Cola Co.                                         $ 19,993
                                                                 --------
           Tobacco - 2.2%
  165      Loews Corp Carolina Group                             $ 12,423
                                                                 --------
           Total Food, Beverage & Tobacco                        $ 32,416
                                                                 --------
           Household & Personal Products - 2.2%
           Personal Products - 2.2%
  288      Estee Lauder Co.                                      $ 12,263
                                                                 --------
           Total Household & Personal Products                   $ 12,263
                                                                 --------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                            Value
           Health Care Equipment & Services - 6.4%
           Health Care Equipment - 6.4%
   253     Insulet Corp.*                                        $  4,334
   279     Medtronic, Inc.*                                        13,771
   211     Stryker Corp.                                           13,738
   332     Thoratec Corp.*                                          4,817
                                                                 --------
                                                                 $ 36,660
                                                                 --------
           Total Health Care Equipment & Services                $ 36,660
                                                                 --------
           Pharmaceuticals & Biotechnology - 9.6%
           Biotechnology - 1.8%
   163     BioMarin Pharmaceutical, Inc.*                        $  6,201
   223     Cubist Pharmaceuticals, Inc.*                            4,059
                                                                 --------
                                                                 $ 10,260
                                                                 --------
           Life Sciences Tools & Services - 1.8%
   181     Thermo Fisher Scientific, Inc.*                       $ 10,123
                                                                 --------
           Pharmaceuticals - 6.0%
   480     Bristol-Myers Squibb Co.                              $ 10,853
   206     Eli Lilly & Co.                                         10,304
   612     Schering-Plough Corp.                                   13,280
                                                                 --------
                                                                 $ 34,437
                                                                 --------
           Total Pharmaceuticals & Biotechnology                 $ 54,820
                                                                 --------
           Diversified Financials - 3.8%
           Asset Management & Custody Banks - 3.0%
    38     Franklin Resources, Inc.                              $  3,586
   308     The Bank of New York Mellon Corp.                       13,512
                                                                 --------
                                                                 $ 17,098
                                                                 --------
           Consumer Finance - 0.8%
   375     The First Marblehead Corp.                            $  4,511
                                                                 --------
           Total Diversified Financials                          $ 21,609
                                                                 --------
           Insurance - 1.4%
           Property & Casualty Insurance - 1.4%
   177     The Traveler Companies, Inc.                          $  8,215
                                                                 --------
           Total Insurance                                       $  8,215
                                                                 --------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
           Real Estate - 1.0%
           Retail Real Estate Investment Trusts - 1.0%
    65     Simon DeBartolo Group, Inc.                           $  5,447
                                                                 --------
           Total Real Estate                                     $  5,447
                                                                 --------
           Software & Services - 10.4%
           Application Software - 1.7%
   293     Citrix Systems, Inc.*                                 $  9,648
                                                                 --------
           Internet Software & Services - 1.4%
   295     Yahoo! Inc.*                                          $  8,195
                                                                 --------
           Systems Software - 7.3%
   842     Microsoft Corp.                                       $ 22,919
   980     Oracle Corp.*                                           18,424
                                                                 --------
                                                                 $ 41,343
                                                                 --------
           Total Software & Services                             $ 59,186
                                                                 --------
           Technology Hardware & Equipment - 11.4%
           Communications Equipment - 5.6%
   862     Cisco Systems, Inc.*                                  $ 21,007
   470     Corning, Inc.*                                          10,918
                                                                 --------
                                                                 $ 31,925
                                                                 --------
           Computer Hardware - 5.8%
   459     Hewlett-Packard Co.                                   $ 21,926
   669     Sun Microsystems, Inc.*                                 10,972
                                                                 --------
                                                                 $ 32,898
                                                                 --------
           Total Technology Hardware & Equipment                 $ 64,823
                                                                 --------
           Semiconductors - 4.5%
           Semiconductor Equipment - 1.7%
   509     Applied Materials, Inc.                               $  9,758
                                                                 --------
           Semiconductors - 2.8%
   793     Intel Corp.                                           $ 15,820
                                                                 --------
           Total Semiconductors                                  $ 25,578
                                                                 --------
           Telecommunication Services - 0.7%
           Integrated Telecommunication Services - 0.7%
   325     Windstream Corp.                                      $  3,822
                                                                 --------
           Total Telecommunication Services                      $  3,822
                                                                 --------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                            Value
           Utilities - 1.8%
           Independent Power Producer & Energy Traders - 1.8%
  262      NRG Energy, Inc.*                                     $ 10,814
                                                                 --------
           Total Utilities                                       $ 10,814
                                                                 --------
           TOTAL COMMON STOCKS
           (Cost $556,383)                                       $560,349
                                                                 ========

 Principal
    Amount
             TEMPORARY CASH INVESTMENT - 3.5%
             Repurchase Agreement - 3.5%
 $20,000     Barclays Plc, 3.18%, dated 2/29/08, repurchase
             price of $20,000 plus accrued interest on 3/3/08
             collateralized by the following:
               $2,733 Federal National Mortgage Association,
                 6.0%, 2/1/38
               $2,907 Federal National Mortgage Association
                 (ARM), 6.094%, 11/1/36
               $2,658 Federal National Mortgage Association,
                 5.5%, 8/1/37
               $5,584 Federal National Mortgage Association,
                 4.5%, 5/1/19
               $4,766 Freddie Mac Giant, 6.0%, 9/1/36
               $2,338 Federal National Mortgage Association
                 (ARM), 4.73%, 2/1/38
               $2,280 U.S. Treasury Bond, 7.875%, 2/15/21        $ 20,000
                                                                 --------
             TOTAL TEMPORARY CASH INVESTMENT
             (Cost $20,000)                                      $ 20,000
                                                                 --------
             TOTAL INVESTMENT IN SECURITIES - 101.8%
             (Cost $576,383) (a)                                 $580,349
                                                                 --------
             OTHER ASSETS AND LIABILITIES - (1.8)%               $(10,336)
                                                                 --------
             TOTAL NET ASSETS - 100.0%                           $570,013
                                                                 ========

The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

*   Non-income producing security.

(a) At February 29, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $576,383 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                          $  37,928
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                            (33,962)
                                                                                 ---------
       Net unrealized gain                                                       $   3,966
                                                                                 =========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 29, 2008 aggregated $314,792 and $321,122, respectively.

18  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/29/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $576,383)                              $580,349
  Cash                                                                     5,287
  Receivables -
    Dividends and interest                                                   928
    Due from Pioneer Investment Management, Inc.                           6,389
  Other                                                                    3,338
                                                                        --------
     Total assets                                                       $596,291
                                                                        --------
LIABILITIES:
  Payables -
  Due to affiliates                                                     $     27
  Accrued expenses                                                        26,251
                                                                        --------
     Total liabilities                                                  $ 26,278
                                                                        --------
NET ASSETS:
  Paid-in capital                                                       $558,645
  Undistributed net investment income                                        772
  Accumulated net realized gain on investments                             6,630
  Net unrealized gain on investments                                       3,966
                                                                        --------
     Total net assets                                                   $570,013
                                                                        --------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $570,013/55,218 shares)                             $  10.32
                                                                        ========
MAXIMUM OFFERING PRICE:
  Class A ($10.32 [divided by] 94.25%)                                  $  10.95
                                                                        ========

The accompanying notes are an integral part of these financial statements.   19

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $13)         $4,033
  Interest                                                    362
  Income from securities loaned, net                          153
                                                           ------
     Total investment income                                           $  4,548
                                                                       --------
EXPENSES:
  Management fees                                          $2,269
  Transfer agent fees and expenses                              9
  Administrative reimbursements                                68
  Custodian fees                                            5,755
  Registration fees                                           780
  Professional fees                                        18,970
  Printing expense                                         10,182
  Fees and expenses of nonaffiliated trustees               3,803
  Miscellaneous                                               242
                                                           ------
     Total expenses                                                    $ 42,078
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                      (38,302)
                                                                       --------
     Net expenses                                                      $  3,776
                                                                       --------
       Net investment income                                           $    772
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                     $ 18,674
                                                                       --------
  Change in net unrealized gain (loss) on investments                  $(62,060)
                                                                       --------
  Net loss on investments                                              $(43,386)
                                                                       --------
  Net decrease in net assets resulting from operations                 $(42,614)
                                                                       ========

20   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08 and the Year Ended 8/31/07, respectively

                                                        Six Months
                                                           Ended
                                                          2/29/08     Year Ended
                                                        (unaudited)    8/31/07
                                                         ---------    ---------
FROM OPERATIONS:
Net investment income                                    $     772    $     511
Net realized gain on investments                            18,674       46,434
Change in net unrealized gain (loss) on investments        (62,060)      58,207
                                                         ---------    ---------
    Net increase (decrease) in net assets resulting
     from operations                                     $ (42,614)   $ 105,152
                                                         ---------    ---------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.03 per share, respectively)   $        -    $  (1,640)
Net realized gain:
    Class A ($1.17 and $0.00 per share, respectively)      (58,645)           -
                                                         ---------    ---------
     Total distributions to shareowners                  $ (58,645)   $  (1,640)
                                                         ---------    ---------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares
Reinvestment of distributions                            $  58,645    $       -
                                                         ---------    ---------
    Net increase in net assets resulting from
     Fund share transactions                             $  58,645    $       -
                                                         ---------    ---------
    Net decrease in net assets                           $ (42,614)   $ 103,512
NET ASSETS:
Beginning of period (initial capitalization - 50,000
  shares)                                                $ 612,627    $ 509,115
                                                         ---------    ---------
End of period                                            $ 570,013    $ 612,627
                                                         ---------    ---------
Undistributed net investment income                      $     772    $       -
                                                         =========    =========

                                                        '08  Shares   '08 Amount
                                                        (unaudited)   (unaudited)
CLASS A
Reinvestment of distributions                                5,218    $  58,645
                                                         ---------    ---------
    Net increase                                             5,218    $  58,645
                                                         =========    =========

 The accompanying notes are an integral part of these financial statements.  21

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended                     12/15/05 (a)
                                                    2/29/08       Year Ended        to
                                                  (unaudited)       8/31/07       8/31/06
CLASS A
Net asset value, beginning of period               $    12.25    $    10.18    $    10.00
                                                   ----------    ----------    ----------
Increase from investment operations:
  Net investment income                            $     0.01    $     0.01    $     0.02
  Net realized and unrealized gain (loss) on
   investments                                          (0.77)         2.09          0.16
                                                   ----------    ----------    ----------
   Net increase (decrease) from investment
     operations                                    $    (0.76)   $     2.10    $      0.18
Distributions to shareowners:
  Net investment income                                     -         (0.03)            -
  Net realized gain                                     (1.17)            -             -
                                                   ----------    ----------    ----------
  Net increase (decrease) in net asset value       $    (1.93)   $     2.07    $     0.18
                                                   ----------    ----------    ----------
Net asset value, end of period                     $    10.32    $    12.25    $    10.18
                                                   ==========    ==========    ==========
Total return*                                           (6.96)%       20.69%         1.80%(b)
Ratio of net expenses to average net assets              1.25%**       1.25%         1.25%**
Ratio of net investment income to average
  net assets                                             0.26%**       0.09%         0.30%**
Portfolio turnover rate                                   105%**         95%           73%(b)
Net assets, end of period (in thousands)           $      570    $      613    $      509
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly
  Net expenses                                          13.93%**      13.49%        21.63%**
  Net investment loss                                  (12.42)%**    (12.15)%      (20.08)%**

(a)  The Fund commenced operations on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

22  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Select Research Growth Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. To date, no shares have been offered to the public. The Fund shares outstanding at February 29, 2008, are owned by Pioneer Funds Distributor, Inc. (PFD). The Fund's investment objective is long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to that document when considering the Fund's investment risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At February 29, 2008, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. All tax returns filed thus far are subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended August 31, 2007 was as follows.

--------------------------------------------------------------------------------
                                                                 2007
--------------------------------------------------------------------------------
Ordinary income                                                 $ 1,640
Long term capital gain                                                -
                                                                -------
  Total                                                         $ 1,640
                                                                =======
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007:

--------------------------------------------------------------------------------
                                                                   2007
--------------------------------------------------------------------------------
Undistributed ordinary income                                   $ 38,811
Undistributed long-term gain                                       7,790
Unrealized appreciation                                           66,026
                                                                --------
  Total                                                         $112,627
                                                                ========
--------------------------------------------------------------------------------

C.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the six months ended February 29, 2008, the net management fee was equivalent to 0.75% of the average daily net assets.

Through January 1, 2011, PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services, including accounting, regulatory reporting and insurance, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1 in management fees, administrative costs and certain other services payable to PIM at February 29, 2008.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $27 in transfer agent fees payable to PIMSS at February 29, 2008.

4.   Distribution Plan

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. There were no distribution fees payable to PFD at February 29, 2008.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on December 15, 2005. They considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one year period ended June 30, 2007 and that the Fund's total return for 2006 was in the first quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the first quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Select Research Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Daniel K. Kingsbury, Executive
Mary K. Bush                                  Vice President
Margaret B.W. Graham                        Vincent Nave, Treasurer
Daniel K. Kingsbury                         Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

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--------------------------------------------------------------------------------

                            This page for your notes.

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--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     SELECT
                                    RESEARCH
                                   VALUE FUND

                                      SERSX
                                  Ticker Symbol

                                   Semiannual
                                     Report

                                     2/29/08

                               [LOGO] PIONEER
                                      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                          2

Portfolio Management Discussion                4

Portfolio Summary                              8

Prices and Distributions                       9

Performance Update                            10

Comparing Ongoing Fund Expenses               11

Schedule of Investments                       13

Financial Statements                          19

Notes to Financial Statements                 23

Approval of Investment Advisory Agreement     27

Trustees, Officers and Service Providers      31

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing U.S. economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining. For the six months ending February 29, 2008, the Dow Jones Industrial Average fell 7%, the Standard & Poor's 500 Index declined 9% and the NASDAQ Composite Index fell 13%. The MSCI EAFE Developed Market Index of international stock markets fell 5% during that period. Only the MSCI Emerging Markets Index posted a positive return over the six-month period, rising 18%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 6% over the six months ending February 29, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1% over the same six-month period as its higher coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a worsening of the liquidity/credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08
--------------------------------------------------------------------------------

After peaking in November 2007, the domestic equity market suffered a sharp reversal that continued through the first two months of 2008. As a consequence, major stock index benchmarks equity fell substantially for the six-month period ended February 29, 2008. In the following discussion, members of the team responsible for managing Pioneer Select Research Value Fund review the Fund's six months. Diego Franzin, Ashesh Savla and John Peckham, CFA, discuss the factors that affected the Fund's performance during the period. Mr. Franzin is Head of Pioneer's U.S. Quantitative Research & Management, Mr. Savla is a Quantitative Analyst at Pioneer, and Mr. Peckham is Head of Pioneer's U.S. Equity Research Group.

Q: How did Pioneer Select Research Value Fund perform during the six months ended February 29, 2008?

A: Select Research Value Fund's Class A Shares had a total return of -8.91%, at net asset value, for the period. During the same six months, the Fund's benchmark, the Russell 1000 Value Index, returned -10.38%, while the average return of the 552 mutual funds in Lipper's Large Cap Value category was -9.82%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors influencing the Fund's performance during the six months ended February 29, 2008?

A: Stock selection played a significant role in determining the Fund's performance relative to its benchmark, the Russell 1000 Value Index. Under almost all circumstances, we seek to keep the Fund's overall sector positioning equal to that of the benchmark, while selecting what appear to be the most attractive opportunities within each sector. Most major stock benchmarks fell hard after the Standard and Poor's 500 Index (the S&P 500) hit its high in the fall of 2007. Stock prices declined as investors worried that the impact of the subprime mortgage crisis was extending

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     throughout the financial markets and as fears grew that the economy was at risk of falling into recession. The financials and consumer discretionary sectors felt the most severe effects of the downturn in investor sentiment. While the overall market trend was down, stocks prices fluctuated significantly from day-to-day. Investors evaluated each new economic report and attempted to assess the impact of the U.S. Federal Reserve Board's (the
     Fed) efforts to avert recession by pumping additional liquidity into the economy. Over the final six months of 2007, amid growing uncertainties, growth stocks tended to hold up better than value stocks, as investors sought out growth opportunities wherever they might be available. However, value stocks did somewhat better than growth stocks early in 2008, as the reality of the economic slump became increasingly evident and the market appeared to prefer higher-quality companies with sound financial positions.

     As stated above, under normal circumstances, we maintain the Fund's sector weightings equal to those of the Russell 1000 Value Index (the Russell Index) and focus principally on individual stock selection within each sector. However, early in the period our analysis indicated that the financials sector - the largest component of the Russell Index - was coming under extraordinary pressure as a result of the subprime mortgage crisis. As a defensive measure, we temporarily reduced the Fund's exposure to financials stocks, deploying assets into energy and materials stocks, as well as cash. We held that defensive positioning for several weeks before returning to the customary neutral sector positioning by the close of the six-month period. Throughout the six months, the Fund maintained a portfolio of investments in stocks of about 50 different companies selected from among the 100 stocks in the Pioneer Research Fund portfolio. The stocks, which include shares of both growth and value companies, are ranked by our proprietary quantitative screening process, based upon our research into the performance of stocks in 17 different sectors and industries. The process is distinctive because of its combination of both qualitative research techniques and quantitative analysis.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08                              (continued)
--------------------------------------------------------------------------------

Q: What types of investments most influenced Fund performance during the period?

A: Performance was helped by our decision to reduce temporarily the Fund's exposure to financials stocks, due to the extreme conditions affecting that group early in the period. Apart from that, individual stock selection played the principal role in influencing performance relative to the Russell Index. Selections in the consumer discretionary sector, led by the Fund's investment in fast food chain McDonald's, helped significantly. In utilities, two holdings produced standout results. Questar, a diversified natural gas corporation with divisions involved in exploration and production, distribution and marketing, gained on an improved outlook for its Rocky Mountain exploration and production business. Meanwhile, Public Service Enterprise Group, a New Jersey-based energy services company, produced better-than-expected earnings driven by strong power markets.

     In the energy sector, the Fund benefited from strong results from Apache, a global oil & gas exploration and production company, and Weatherford International, an oil field services corporation. However, the lack of exposure to integrated oil firm ExxonMobil detracted from results relative to the Russell Index. Conversely, relative performance in the financials sector was helped because the Fund did not own any shares of mortgage institution Fannie Mae or banking companies Citigroup and Bank of America, all of which were affected by problems in the mortgage market. However, the Fund did own several other financials companies that performed poorly, including broker Merrill Lynch, asset manager Franklin Resources, and Zions Bancorporation, a Utah-based bank.

Q:   What is your investment outlook?

A: Entering the second half of the Fund's fiscal year, stocks continue to show significant day-to-day volatility amid uncertainty about the direction of the overall economy and of the market. Concerns about interest rates, inflation and economic growth have remained troubling to investors. We intend to keep our focus on bottom-up research into individual companies as we search for companies in all sectors that show the potential to perform well, even in periods of distress and uncertainty.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/29/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks              91.4%
Temporary Cash Investments       4.1%
Exchange Traded Funds            2.7%
International Common Stocks      1.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                     28.9%
Energy                         16.9%
Industrials                    10.4%
Consumer Staples                8.6%
Health Care                     7.5%
Consumer Discretionary          7.3%
Utilities                       7.3%
Telecommunication Services      5.5%
Materials                       4.3%
Information Technology          3.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Chevron Corp.                             4.95%
 2.    Verizon Communications, Inc.              3.75
 3.    The Bank of New York Mellon Corp.         2.85
 4.    Apache Corp.                              2.84
 5.    Financial Select Sector SPDR Fund         2.81
 6.    The Travelers Companies, Inc.             2.72
 7.    Northrop Grumman Corp.                    2.68
 8.    Chubb Corp.                               2.64
 9.    McDonald's Corp.                          2.63
10.    Public Service Enterprise Group, Inc.     2.61

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

     Class     2/29/08     8/31/07
     -----     -------     -------
       A        $10.09      $11.99

Distributions Per Share
--------------------------------------------------------------------------------

                             9/1/07 - 2/29/08
                             ----------------
             Net Investment     Short-Term      Long-Term
     Class       Income       Capital Gains   Capital Gains
     -----       ------       -------------   -------------
       A        $0.1137          $0.3319         $0.4349

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Research Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Value of $10,000 Investment

            Pioneer
        Select Research   Russell 1000
          Value Fund       Value Index

12/05        9,425           10,000
 2/06        9,781           10,452
 2/07       11,164           12,188
 2/08       10,780           11,224

-------------------------------------------------------------
Average Annual Total Returns
(As of February 29, 2008)
                                 Net Asset    Public Offering
Period                          Value (NAV)     Price (POP)
Life-of-Class
(12/15/05)                          5.78%           2.98%
1 Year                             -3.44           -8.99
-------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 31, 2007)

                                   Gross             Net
                                   13.35%           1.25%
-------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000(R) Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Value Fund

Based on actual returns from September 1, 2007 through February 29, 2008

Share Class                               A
-----------------------------------------------
Beginning Account Value On 9/1/07     $1,000.00
Ending Account Value On 2/29/08       $  910.90
Expenses Paid During Period*          $    5.94

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Research Value Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from September 1, 2007 through February 29, 2008

Share Class                                A
-----------------------------------------------
Beginning Account Value On 9/1/07     $1,000.00
Ending Account Value On 2/29/08       $1,018.65
Expenses Paid During Period*          $    6.27

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------

Shares                                                     Value
           COMMON STOCKS - 95.6%
           Energy - 16.7%
           Integrated Oil & Gas - 9.1%
   307     Chevron Corp.                                $ 26,603
   274     Royal Dutch Shell Plc                           9,871
   245     USX-Marathon Group, Inc.                       13,024
                                                        --------
                                                        $ 49,498
                                                        --------
           Oil & Gas Equipment & Services - 2.4%
   187     Weatherford International, Inc.*             $ 12,888
                                                        --------
           Oil & Gas Exploration & Production - 2.8%
   133     Apache Corp.                                 $ 15,256
                                                        --------
           Oil & Gas Storage & Transportation - 2.4%
   812     El Paso Corp.                                $ 13,236
                                                        --------
           Total Energy                                 $ 90,878
                                                        --------
           Materials - 4.2%
           Aluminum - 1.1%
   162     Alcoa, Inc.                                  $  6,017
                                                        --------
           Diversified Chemical - 2.0%
   284     Dow Chemical Co.                             $ 10,704
                                                        --------
           Steel - 1.1%
    94     Nucor Corp.                                  $  6,070
                                                        --------
           Total Materials                              $ 22,791
                                                        --------
           Capital Goods - 8.7%
           Aerospace & Defense - 4.7%
   183     Northrop Grumman Corp.*                      $ 14,386
   156     United Technologies Corp.                      11,000
                                                        --------
                                                        $ 25,386
                                                        --------
           Industrial Conglomerates - 4.0%
   134     3M Co.                                       $ 10,506
   281     Tyco International, Ltd.                       11,257
                                                        --------
                                                        $ 21,763
                                                        --------
           Total Capital Goods                          $ 47,149
                                                        --------

  The accompanying notes are an integral part of these financial statements.  13

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                     Value
           Transportation - 1.6%
           Air Freight & Couriers - 0.7%
    54     United Parcel Service                        $  3,793
                                                        --------
           Railroads - 0.9%
   105     CSX Corp.                                    $  5,095
                                                        --------
           Total Transportation                         $  8,888
                                                        --------
           Consumer Services - 2.6%
           Restaurants - 2.6%
   261     McDonald's Corp.                             $ 14,123
                                                        --------
           Total Consumer Services                      $ 14,123
                                                        --------
           Media - 2.5%
           Movies & Entertainment - 2.5%
   428     The Walt Disney Co.                          $ 13,871
                                                        --------
           Total Media                                  $ 13,871
                                                        --------
           Retailing - 2.0%
           Department Stores - 2.0%
   241     J.C. Penney Co., Inc.                        $ 11,137
                                                        --------
           Total Retailing                              $ 11,137
                                                        --------
           Food & Drug Retailing - 2.4%
           Drug Retail - 2.4%
   327     CVS Corp.                                    $ 13,204
                                                        --------
           Total Food & Drug Retailing                  $ 13,204
                                                        --------
           Food, Beverage & Tobacco - 3.9%
           Tobacco - 3.9%
   134     Loews Corp., Carolina Group                  $ 10,089
   179     Reynolds American, Inc.                        11,406
                                                        --------
                                                        $ 21,495
                                                        --------
           Total Food, Beverage & Tobacco               $ 21,495
                                                        --------
           Household & Personal Products - 2.1%
           Personal Products - 2.1%
   272     Estee Lauder Co.                             $ 11,582
                                                        --------
           Total Household & Personal Products          $ 11,582
                                                        --------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                     Value
           Health Care Equipment & Services - 1.6%
           Health Care Equipment - 1.6%
  177      Medtronic, Inc.*                             $  8,737
                                                        --------
           Total Health Care Equipment & Services       $  8,737
                                                        --------
           Pharmaceuticals & Biotechnology - 5.8%
           Pharmaceuticals - 5.8%
  393      Bristol-Myers Squibb Co.                     $  8,886
  251      Merck & Co., Inc.                              11,119
  530      Schering-Plough Corp.                          11,501
                                                        --------
                                                        $ 31,506
                                                        --------
           Total Pharmaceuticals & Biotechnology        $ 31,506
                                                        --------
           Banks - 4.8%
           Regional Banks - 4.8%
  224      PNC Bank Corp.                               $ 13,760
  263      Zions Bancorporation                           12,558
                                                        --------
                                                        $ 26,318
                                                        --------
           Total Banks                                  $ 26,318
                                                        --------
           Diversified Financials - 9.1%
           Asset Management & Custody Banks - 4.8%
  117      Franklin Resources, Inc.                     $ 11,041
  349      The Bank of New York Mellon Corp.              15,311
                                                        --------
                                                        $ 26,352
                                                        --------
           Consumer Finance - 1.2%
  549      The First Marblehead Corp. (b)               $  6,604
                                                        --------
           Investment Banking & Brokerage - 3.1%
  199      Investment Technology Group, Inc.*           $  9,269
  196      Lazard, Ltd.                                    7,485
                                                        --------
                                                        $ 16,754
                                                        --------
           Total Diversified Financials                 $ 49,710
                                                        --------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                             Value
           Insurance - 9.9%
           Multi-Line Insurance - 4.6%
   173     Hartford Financial Services Group, Inc.              $ 12,093
   313     Loews Corp.                                            13,096
                                                                --------
                                                                $ 25,189
                                                                --------
           Property & Casualty Insurance - 5.3%
   278     Chubb Corp.*                                         $ 14,150
   315     The Travelers Companies, Inc.                          14,619
                                                                --------
                                                                $ 28,769
                                                                --------
           Total Insurance                                      $ 53,958
                                                                --------
           Real Estate - 1.8%
           Retail Real Estate Investment Trusts - 1.8%
   119     Simon DeBartolo Group, Inc.                          $  9,972
                                                                --------
           Total Real Estate                                    $  9,972
                                                                --------
           Software & Services - 1.7%
           Systems Software - 1.7%
   330     Microsoft Corp.                                      $  8,983
                                                                --------
           Total Software & Services                            $  8,983
                                                                --------
           Technology Hardware & Equipment - 1.6%
           Communications Equipment - 1.6%
   367     Cisco Systems, Inc.*                                 $  8,944
                                                                --------
           Total Technology Hardware & Equipment                $  8,944
                                                                --------
           Telecommunication Services - 5.4%
           Alternative Carriers - 1.7%
   598     Time Warner Telecom*                                 $  9,532
                                                                --------
           Integrated Telecommunication Services - 3.7%
   554     Verizon Communications, Inc.                         $ 20,120
                                                                --------
           Total Telecommunication Services                     $ 29,652
                                                                --------
           Utilities - 7.2%
           Gas Utilities - 2.1%
   204     Questar Corp.                                        $ 11,271
                                                                --------
           Independent Power Producer & Energy Traders - 1.7%
   223     NRG Energy, Inc.*                                    $  9,203
                                                                --------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                             Value
           Multi-Utilities - 3.4%
   145     NSTAR                                                $  4,481
   318     Public Service Enterprise Group, Inc.                  14,024
                                                                --------
                                                                $ 18,505
                                                                --------
           Total Utilities                                      $ 38,979
                                                                --------
           TOTAL COMMON STOCKS
           (Cost $518,014)                                      $521,877
                                                                --------
           RIGHTS/WARRANTS - 0.0%
           Energy - 0.0%
           Integrated Oil & Gas - -0.1%
   274     Royal Dutch Shell Rights, Exp. 3/3/08*               $      -
                                                                --------
           TOTAL RIGHTS/WARRANTS
           (Cost $0)                                            $      -
                                                                --------
           EXCHANGE TRADED FUND - 2.8%
           Diversified Financials - 2.8%
           Multi-Sector Holding - 2.8%
   585     Financial Select Sector SPDR Fund                    $ 15,111
                                                                --------
           TOTAL EXCHANGE TRADED FUND
           (Cost $17,129)                                       $ 15,111
                                                                --------

Principal
Amount ($)
               TEMPORARY CASH INVESTMENTS - 4.2%
               Repurchase Agreement - 3.7%
  20,000       Barclays Plc, 3.18%, dated 2/29/08, repurchase
                 price of $20,000 plus accrued interest on
                 3/3/08 collateralized by the following:
                 $3,182 Federal National Mortgage Association,
                   6.0%, 2/1/38
                 $3,384 Federal National Mortgage Association
                   (ARM), 6.094%, 11/1/36
                 $3,095 Federal National Mortgage Association,
                   5.5%, 8/1/37
                 $6,501 Federal National Mortgage Association,
                   4.5%, 5/1/19

The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)

Principal
Amount ($)                                                     Value
               Repurchase Agreement - (continued)
               $5,548 Freddie Mac Giant, 6.0%, 9/1/36
               $2,723 Federal National Mortgage Association
                 (ARM), 4.73%, 2/1/38
               $2,451 U.S. Treasury Bond, 7.875%, 2/15/21      $ 20,000
                                                               --------
Shares
               Security Lending Collateral - 0.5%
  3,000        Securities Lending Investment Fund, 4.04%       $  3,000
                                                               --------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $23,000)                                  $ 23,000
                                                               --------
               TOTAL INVESTMENT IN SECURITIES - 102.6%
               (Cost $558,143)(a)                              $559,988
                                                               --------
               OTHER ASSETS AND LIABILITIES - (2.6)%           $(14,103)
                                                               --------
               TOTAL NET ASSETS - 100.0%                       $545,885
                                                               ========

* Non-income producing security.

(a) At February 29, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $558,192 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost         $ 40,063
       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value          (38,267)
                                                               --------
       Net unrealized gain                                     $  1,796
                                                               ========

(b) At February 29, 2008, the following security was out on loan:

 Shares    Description                                            Value
    229    The First Marblehead Corp.                          $  2,755
                                                               ========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 29, 2008 aggregated $314,076 and $315,579, respectively.

18   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/29/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $2,755) (cost $558,143)                          $559,988
  Cash                                                            2,938
  Receivables -
    Dividends and interest                                          899
    Due from Pioneer Investment Management, Inc.                  6,826
  Other                                                           3,219
                                                               --------
     Total assets                                              $573,870
                                                               --------
LIABILITIES:
  Payables -
    Upon return of securities loaned                           $  3,000
  Due to affiliates                                                 126
  Accrued expenses                                               24,859
                                                               --------
     Total liabilities                                         $ 27,985
                                                               --------
NET ASSETS:
  Paid-in capital                                              $544,431
  Undistributed net investment income                             1,374
  Accumulated net realized loss on investments and foreign
    currency transactions                                        (1,768)
  Net unrealized gain on investments                              1,845
  Net unrealized gain on other assets and liabilities
    denominated in foreign currencies                                 3
                                                               --------
     Total net assets                                          $545,885
                                                               ========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $545,885/54,119 shares)                    $  10.09
                                                               ========
MAXIMUM OFFERING PRICE:
  Class A ($10.09 [divided by] 94.25%)                         $  10.71
                                                               ========

The accompanying notes are an integral part of these financial statements.   19

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $25)           $   6,359
  Interest                                                         312
  Income from securities loaned, net                               155
                                                             ---------
     Total investment income                                               $  6,826
                                                                           --------
EXPENSES:
  Management fees                                            $   2,206
  Transfer agent fees and expenses                                   9
  Distribution fees                                                 90
  Administrative fees                                               66
  Custodian fees                                                 6,206
  Registration fees                                                923
  Professional fees                                             18,421
  Printing expense                                               5,640
  Fees and expenses of nonaffiliated trustees                    4,945
  Miscellaneous                                                    558
                                                             ---------
     Total expenses                                                        $ 39,064
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                     (35,387)
                                                                           --------
     Net expenses                                                          $  3,677
                                                                           --------
       Net investment income                                               $  3,149
                                                                           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                              $   1,679
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            (179)    $  1,500
                                                             ---------     --------
  Change in net unrealized gain (loss) on:
    Investments                                              $ (58,467)
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies               3     $(58,464)
                                                             ---------     --------
  Net loss on investments and foreign currency
    transactions                                                           $(56,964)
                                                                           --------
  Net decrease in net assets resulting from operations                     $(53,815)
                                                                           ========

20   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08 and the Year Ended 8/31/07, respectively

                                                         Six Months Ended
                                                             2/29/08        Year Ended
                                                           (unaudited)       8/31/07
FROM OPERATIONS:
Net investment income                                       $   3,149       $   5,907
Net realized gain on investments and foreign currency
  transactions                                                  1,500          35,072
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                           (58,464)         44,481
                                                            ---------       ---------
    Net increase (decrease) in net assets resulting
     from operations                                        $ (53,815)      $  85,460
                                                            ---------       ---------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.11 and $0.12 per share, respectively)       $  (6,091)      $  (6,035)
Net realized gain:
    Class A ($0.77 and $0.28 per share, respectively)         (38,340)        (14,230)
                                                            ---------       ---------
     Total distributions to shareowners                     $ (44,431)      $ (20,265)
                                                            ---------       ---------
FROM FUND SHARE TRANSACTIONS:
Reinvestment of distributions                               $  44,431       $       -
                                                            ---------       ---------
    Net increase in net assets resulting from
     Fund share transactions                                $  44,431       $       -
                                                            ---------       ---------
    Net increase (decrease) in net assets                   $ (53,815)      $  65,195
                                                            ---------       ---------
NET ASSETS:
Beginning of period                                         $ 599,700       $ 534,505
                                                            ---------       ---------
End of period                                               $ 545,885       $ 599,700
                                                            ---------       ---------
Undistributed net investment income                         $   1,374       $   4,316
                                                            =========       =========

                                 '08 Shares     '08 Amount
                                (unaudited)     (unaudited)
CLASS A
Reinvestment of distributions     4,119           $ 44,431
                                  -----           --------
    Net increase                  4,119           $ 44,431
                                  =====           ========

The accompanying notes are an integral part of these financial statements.   21

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended                        12/15/05 (a)
                                                    2/29/08         Year Ended        to
                                                  (unaudited)        8/31/07        8/31/06
CLASS A
Net asset value, beginning of period                $ 11.99          $ 10.69        $ 10.00
                                                    -------          -------        -------
Increase (decrease) from investment operations:
  Net investment income                             $  0.05          $  0.12        $  0.09
  Net realized and unrealized gain (loss)
   on investments                                     (1.07)            1.58           0.60
                                                    -------          -------        -------
   Net increase (decrease) in net assets
     from investment operations                     $ (1.02)         $  1.70        $  0.69
Distributions to shareowners:
  Net investment income                               (0.11)           (0.12)             -
  Net realized gain                                   (0.77)           (0.28)             -
                                                    -------          -------        -------
Net increase (decrease) in net asset value          $ (1.90)         $  1.30        $  0.69
                                                    -------          -------        -------
Net asset value, end of period                      $ 10.09          $ 11.99        $ 10.69
                                                    =======          =======        =======
Total return*                                         (8.91)%          16.24%          6.90%(b)
Ratio of net expenses to average
  net assets                                           1.25%**          1.25%          1.25%**
Ratio of net investment income to average
  net assets                                           1.07%**          1.01%          1.21%**
Portfolio turnover rate                                 108%**            88%            66%(b)
Net assets, end of period (in thousands)            $   546          $   600        $   535
Ratios with no waiver of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly
  Net expenses                                        13.31%**         13.35%         19.33%**
  Net investment loss                                (10.99)%**       (11.09)%       (16.87)%**

(a)  The Fund commenced operations on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

22   The accompanying notes are an integral part of these financial statements.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Research Value Fund (the Fund) is one of five portfolios comprising Pioneer Series Trust V, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 12, 2005, and commenced operations on December 15, 2005. To date, no shares have been offered to the public. The Fund shares outstanding at February 29, 2008, are owned by Pioneer Funds Distributor, Inc. (PFD). The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund's prospectus contains information regarding the Fund's principal risks. Please refer to that document when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of February 29, 2008, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. All tax returns filed thus far are subject to examination by tax authorities.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or from net realized gain on investment transactions, as from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the Fund's fiscal year. The tax character of distributions paid during the year ended August 31, 2007 was as follows.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-----------------------------
                        2007
-----------------------------
  Ordinary income     $20,265
                      -------
    Total             $20,265
                      =======

    The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007:

-------------------------------------------
                                      2007
-------------------------------------------
  Undistributed ordinary income     $20,911
  Undistributed long-term gain       18,526
  Unrealized appreciation            60,263
                                    -------
    Total                           $99,700
                                    =======
-------------------------------------------

    The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

2.  Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

excess over $1 billion. For the six months ended February 29, 2008, the management fee was equal to 0.75% of the Fund's average daily net assets.

Through January 1, 2011, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services, including accounting, regulatory reporting and insurance, are paid by the Fund. There were no management fees, administrative costs or other services payable to PIM at February 29, 2008.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $35 in transfer agent fees payable to PIMSS at February 29, 2008.

4. Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Plan, PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $91 in distribution fees payable to PFD at February 29, 2008.

5. New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees noted that the Fund commenced operations on December 15, 2005. They considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2007 and that the Fund's total return for 2006 was in the second quintile of its Morningstar category. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group. It was noted that PIM did not currently manage

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Select Research Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees                                 Officers
     John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
     David R. Bock                            Daniel K. Kingsbury, Executive
     Mary K. Bush                               Vice President
     Margaret B.W. Graham                     Vincent Nave, Treasurer
     Daniel K. Kingsbury                      Dorothy E. Bourassa, Secretary
     Thomas J. Perna
     Marguerite A. Piret
     Stephen K. West
     John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                 www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

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GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.